UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3320

Colchester Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2004

Item 1. Reports to Stockholders

Fidelity ®

Institutional

Money Market

Funds

Semiannual Report

September 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Fidelity Institutional Money Market Funds
Shareholder Expense Example	<Click Here>
Schedules of Investments & Financial Statements
Treasury Only Portfolio	<Click Here>
Treasury Portfolio	<Click Here>
Government Portfolio	<Click Here>
Prime Money Market Portfolio	<Click Here>
Money Market Portfolio	<Click Here>
Tax-Exempt Portfolio	<Click Here>
Notes to Financial Statements	<Click Here>

Fund Goals:
Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, and Money Market Portfolio seek to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Tax-Exempt Portfolio seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) website at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by
Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Investments in the funds are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the funds will maintain a stable $1.00 share price.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Each fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. Each fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of each fund's portfolio holdings, view each fund's most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call the appropriate number listed below. Read the prospectus carefully before you invest or send money.
Retirement Plan Level Accounts
Corporate Clients 1-800-962-1375
"Not For Profit" Clients 1-800-343-0860
Financial and Other Institutions
Nationwide 1-800-843-3001

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

Actual Expenses

The first line of the table below for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value April 1, 2004	Ending Account Value September 30, 2004	Expenses Paid During Period* April 1, 2004 to September 30, 2004
Treasury Only Portfolio
Class I
Actual	$ 1,000.00	$ 1,005.00	$ 1.01
HypotheticalA	$ 1,000.00	$ 1,023.98	$ 1.02
Class II
Actual	$ 1,000.00	$ 1,004.30	$ 1.76
HypotheticalA	$ 1,000.00	$ 1,023.22	$ 1.78
Class III
Actual	$ 1,000.00	$ 1,003.80	$ 2.26
HypotheticalA	$ 1,000.00	$ 1,022.72	$ 2.28
Select Class
Actual	$ 1,000.00	$ 1,004.80	$ 1.26
HypotheticalA	$ 1,000.00	$ 1,023.73	$ 1.27
Treasury Portfolio
Class I
Actual	$ 1,000.00	$ 1,005.20	$ 1.01
HypotheticalA	$ 1,000.00	$ 1,023.98	$ 1.02
Class II
Actual	$ 1,000.00	$ 1,004.50	$ 1.76
HypotheticalA	$ 1,000.00	$ 1,023.22	$ 1.78
Class III
Actual	$ 1,000.00	$ 1,004.00	$ 2.26
HypotheticalA	$ 1,000.00	$ 1,022.72	$ 2.28
Select Class
Actual	$ 1,000.00	$ 1,005.00	$ 1.26
HypotheticalA	$ 1,000.00	$ 1,023.73	$ 1.27
	Beginning Account Value April 1, 2004	Ending Account Value September 30, 2004	Expenses Paid During Period* April 1, 2004 to September 30, 2004
Government Portfolio
Class I
Actual	$ 1,000.00	$ 1,005.60	$ 1.01
HypotheticalA	$ 1,000.00	$ 1,023.98	$ 1.02
Class II
Actual	$ 1,000.00	$ 1,004.80	$ 1.76
HypotheticalA	$ 1,000.00	$ 1,023.22	$ 1.78
Class III
Actual	$ 1,000.00	$ 1,004.30	$ 2.26
HypotheticalA	$ 1,000.00	$ 1,022.72	$ 2.28
Select Class
Actual	$ 1,000.00	$ 1,005.30	$ 1.26
HypotheticalA	$ 1,000.00	$ 1,023.73	$ 1.27
Prime Money Market Portfolio
Class I
Actual	$ 1,000.00	$ 1,005.70	$ 1.01
HypotheticalA	$ 1,000.00	$ 1,023.98	$ 1.02
Class II
Actual	$ 1,000.00	$ 1,005.00	$ 1.76
HypotheticalA	$ 1,000.00	$ 1,023.22	$ 1.78
Class III
Actual	$ 1,000.00	$ 1,004.50	$ 2.26
HypotheticalA	$ 1,000.00	$ 1,022.72	$ 2.28
Select Class
Actual	$ 1,000.00	$ 1,005.50	$ 1.26
HypotheticalA	$ 1,000.00	$ 1,023.73	$ 1.27
Money Market Portfolio
Class I
Actual	$ 1,000.00	$ 1,005.90	$ .91
HypotheticalA	$ 1,000.00	$ 1,024.09	$ .91
Class II
Actual	$ 1,000.00	$ 1,005.10	$ 1.66
HypotheticalA	$ 1,000.00	$ 1,023.32	$ 1.68
Class III
Actual	$ 1,000.00	$ 1,004.60	$ 2.16
HypotheticalA	$ 1,000.00	$ 1,022.82	$ 2.18
Select Class
Actual	$ 1,000.00	$ 1,005.60	$ 1.16
HypotheticalA	$ 1,000.00	$ 1,023.83	$ 1.17
Tax-Exempt Portfolio
Class I
Actual	$ 1,000.00	$ 1,005.00	$ 1.01
HypotheticalA	$ 1,000.00	$ 1,023.98	$ 1.02
Class II
Actual	$ 1,000.00	$ 1,004.30	$ 1.76
HypotheticalA	$ 1,000.00	$ 1,023.22	$ 1.78
Class III
Actual	$ 1,000.00	$ 1,003.80	$ 2.26
HypotheticalA	$ 1,000.00	$ 1,022.72	$ 2.28
Select Class
Actual	$ 1,000.00	$ 1,004.80	$ 1.26
HypotheticalA	$ 1,000.00	$ 1,023.73	$ 1.27

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual Report

Annualized Expense Ratio
Treasury Only Portfolio
Class I	.20%
Class II	.35%
Class III	.45%
Select Class	.25%
Treasury Portfolio
Class I	.20%
Class II	.35%
Class III	.45%
Select Class	.25%
Government Portfolio
Class I	.20%
Class II	.35%
Class III	.45%
Select Class	.25%
Prime Money Market Portfolio
Class I	.20%
Class II	.35%
Class III	.45%
Select Class	.25%
Money Market Portfolio
Class I	.18%
Class II	.33%
Class III	.43%
Select Class	.23%
Tax-Exempt Portfolio
Class I	.20%
Class II	.35%
Class III	.45%
Select Class	.25%

Semiannual Report

Treasury Only Portfolio

Investment Changes

Maturity Diversification
Days	% of fund's investments 9/30/04	% of fund's investments 3/31/04	% of fund's investments 9/30/03
0 - 30	44.2	19.1	14.9
31 - 90	32.9	48.0	45.9
91 - 180	20.2	17.5	30.3
181 - 397	2.7	15.4	8.9
Weighted Average Maturity
	9/30/04	3/31/04	9/30/03
Treasury Only Portfolio	55 Days	86 Days	84 Days
All Taxable Money Market Funds Average*	43 Days	55 Days	57 Days
Asset Allocation (% of fund's net assets)
As of September 30, 2004	As of March 31, 2004
U.S. Treasury Obligations 99.9%	U.S. Treasury Obligations 103.1%
Net Other Assets 0.1%	Net Other Assets** (3.1)%

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

Treasury Only Portfolio

Investments September 30, 2004 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 99.9%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Bills - 86.7%
10/7/04	1.54%	$ 31,575	$ 31,567
10/7/04	1.55	59,170	59,155
10/14/04	1.54	55,000	54,970
10/14/04	1.55	65,090	65,054
10/15/04	1.62	40,000	39,975
10/21/04	1.38	77,284	77,223
10/28/04	1.60	70,000	69,916
10/28/04	1.61	66,000	65,921
11/4/04	1.54	14,449	14,428
11/12/04	1.35	10,000	9,984
11/18/04	1.46	26,166	26,115
11/18/04	1.48	20,000	19,961
11/18/04	1.49	50,000	49,901
12/9/04	1.66	40,000	39,874
12/16/04	1.67	50,000	49,825
12/30/04	1.75	18,000	17,922
12/30/04	1.76	7,000	6,970
1/20/05	1.76	2,916	2,900
1/20/05	1.77	63,654	63,310
1/20/05	1.78	60,000	59,673
1/27/05	1.77	4,431	4,405
1/27/05	1.78	16,583	16,486
2/17/05	1.74	15,000	14,900
3/10/05	1.90	10,000	9,916
3/24/05	1.95	15,000	14,860
3/31/05	1.97	25,000	24,755
			909,966
U.S. Treasury Bond - principal STRIPS - 0.9%
11/15/04	1.30	10,000	9,984
U.S. Treasury Notes - 12.3%
11/15/04	1.08	15,000	15,087
11/15/04	1.12	15,000	15,123
11/15/04	1.13	24,209	24,384
11/15/04	1.16	20,000	20,114
11/15/04	1.20	12,000	12,067
11/15/04	1.32	5,000	5,027
11/15/04	1.36	13,000	13,093

Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
11/30/04	1.41%	$ 20,000	$ 20,018
3/31/05	1.50	4,000	4,002
			128,915
TOTAL INVESTMENT PORTFOLIO - 99.9%	1,048,865
NET OTHER ASSETS - 0.1%	912
NET ASSETS - 100%	$ 1,049,777
Total Cost for Federal Income Tax Purposes $ 1,048,865
Income Tax Information
At March 31, 2004, the fund had a capital loss carryforward of approximately $189,000 of which $47,000 and $142,000 will expire on March 31, 2011 and 2012, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Only Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	September 30, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $1,048,865) - See accompanying schedule		$ 1,048,865
Receivable for investments sold		39,991
Interest receivable		2,743
Prepaid expenses		1
Receivable from investment adviser for expense reductions		40
Total assets		1,091,640

Liabilities
Payable for investments purchased	$ 39,975
Payable for fund shares redeemed	1,098
Distributions payable	528
Accrued management fee	178
Distribution fees payable	37
Other affiliated payables	30
Other payables and accrued expenses	17
Total liabilities		41,863

Net Assets		$ 1,049,777
Net Assets consist of:
Paid in capital		$ 1,050,119
Undistributed net investment income		3
Accumulated undistributed net realized gain (loss) on investments		(345)
Net Assets		$ 1,049,777

Calculation of Maximum Offering Price		$ 1.00
Class I: Net Asset Value, offering price and redemption price per share ($802,257 ÷ 802,078 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($142,917 ÷ 142,914 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($89,678 ÷ 89,640 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($14,925 ÷ 14,927 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Six months ended September 30, 2004 (Unaudited)

Investment Income
Interest		$ 6,966

Expenses
Management fee	$ 1,161
Transfer agent fees	97
Distribution fees	267
Accounting fees and expenses	69
Non-interested trustees' compensation	3
Custodian fees and expenses	10
Registration fees	38
Audit	18
Legal	1
Miscellaneous	8
Total expenses before reductions	1,672
Expense reductions	(240)	1,432
Net investment income		5,534
Net realized gain (loss) on investment securities		(153)
Net increase in net assets resulting from operations		$ 5,381

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Only Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2004 (Unaudited)	Year ended March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 5,534	$ 11,978
Net realized gain (loss)	(153)	(92)
Net increase in net assets resulting from operations	5,381	11,886
Distributions to shareholders from net investment income	(5,531)	(11,978)
Share transactions - net increase (decrease)	(182,948)	(316,534)
Total increase (decrease) in net assets	(183,098)	(316,626)

Net Assets
Beginning of period	1,232,875	1,549,501
End of period (including undistributed net investment income of $3 and $0, respectively)	$ 1,049,777	$ 1,232,875

Financial Highlights - Class I

	Six months ended September 30, 2004	Years ended March 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.005	.009	.015	.031	.059	.049
Distributions from net investment income	(.005)	(.009)	(.015)	(.031)	(.059)	(.049)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	.50%	.89%	1.50%	3.14%	6.03%	4.98%
Ratios to Average Net AssetsD
Expenses before expense reductions	.24%A	.24%	.24%	.24%	.25%	.25%
Expenses net of voluntary waivers, if any	.20%A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%A	.20%	.20%	.20%	.20%	.20%
Net investment income	1.00%A	.89%	1.48%	3.00%	5.87%	4.90%
Supplemental Data
Net assets, end of period (in millions)	$ 802	$ 982	$ 1,175	$ 1,199	$ 1,054	$ 1,133

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class II

	Six months ended September 30, 2004	Years ended March 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.004	.007	.013	.029	.057	.047
Distributions from net investment income	(.004)	(.007)	(.013)	(.029)	(.057)	(.047)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.43%	.74%	1.34%	2.98%	5.88%	4.83%
Ratios to Average Net Assets D
Expenses before expense reductions	.39% A	.39%	.39%	.39%	.40%	.40%
Expenses net of voluntary waivers, if any	.35% A	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35% A	.35%	.35%	.35%	.35%	.35%
Net investment income	.85% A	.74%	1.33%	2.82%	5.72%	4.73%
Supplemental Data
Net assets, end of period (in millions)	$ 143	$ 119	$ 225	$ 187	$ 120	$ 52

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class III

	Six months ended September 30, 2004	Years ended March 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.004	.006	.012	.028	.056	.046
Distributions from net investment income	(.004)	(.006)	(.012)	(.028)	(.056)	(.046)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.38%	.64%	1.25%	2.88%	5.77%	4.72%
Ratios to Average Net Assets D
Expenses before expense reductions	.49% A	.49%	.49%	.49%	.50%	.50%
Expenses net of voluntary waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Net investment income	.75% A	.64%	1.23%	2.72%	5.62%	4.70%
Supplemental Data
Net assets, end of period (in millions)	$ 90	$ 126	$ 134	$ 234	$ 180	$ 161

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Select Class

	Six months ended September 30, 2004	Years ended March 31,
	(Unaudited)	2004	2003	2002 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.005	.008	.014	.004
Distributions from net investment income	(.005)	(.008)	(.014)	(.004)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.48%	.84%	1.45%	.36%
Ratios to Average Net Assets E
Expenses before expense reductions	.29% A	.28%	.29%	.28% A
Expenses net of voluntary waivers, if any	.25% A	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25% A
Net investment income	.95% A	.84%	1.43%	1.78% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,925	$ 6,090	$ 14,598	$ 100

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period January 17, 2002 (commencement of sale of shares) to March 31, 2002.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Portfolio

Investment Changes

Maturity Diversification
Days	% of fund's investments 9/30/04	% of fund's investments 3/31/04	% of fund's investments 9/30/03
0 - 30	69.0	70.6	76.1
31 - 90	20.3	5.9	6.2
91 - 180	7.2	9.6	7.7
181 - 397	3.5	13.9	10.0
Weighted Average Maturity
	9/30/04	3/31/04	9/30/03
Treasury Portfolio	27 Days	49 Days	44 Days
All Taxable Money Market Funds Average*	43 Days	55 Days	57 Days
Asset Allocation (% of fund's net assets)
As of September 30, 2004	As of March 31, 2004
U.S. Treasury Obligations 26.2%	U.S. Treasury Obligations 29.3%
Repurchase Agreements 73.6%	Repurchase Agreements 70.4%
Net Other Assets 0.2%	Net Other Assets 0.3%

*Source: iMoneyNet, Inc.

Semiannual Report

Treasury Portfolio

Investments September 30, 2004 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 26.2%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Bills - 10.3%
11/12/04	1.35%	85,000	84,867
2/17/05	1.71	100,000	99,344
2/17/05	1.73	120,000	119,204
2/17/05	1.74	125,000	124,167
3/10/05	1.90	85,000	84,290
3/24/05	1.95	90,000	89,158
3/31/05	1.96	85,000	84,169
3/31/05	1.97	185,000	183,185
			868,384
U.S. Treasury Bonds - 0.9%
11/15/04	1.01	76,000	76,977
U.S. Treasury Notes - 15.0%
10/31/04	1.21	85,000	85,061
10/31/04	1.25	56,115	56,153
11/15/04	1.07	100,000	100,824
11/15/04	1.12	85,000	85,695
11/15/04	1.14	103,000	103,586
11/15/04	1.15	75,000	75,610
11/15/04	1.16	105,000	105,598
11/15/04	1.20	88,875	89,375
11/15/04	1.32	29,000	29,158
11/15/04	1.36	91,000	91,644
11/30/04	1.11	40,000	40,056
11/30/04	1.24	85,000	85,102
11/30/04	1.27	100,000	100,113
11/30/04	1.41	100,000	100,091
2/28/05	1.25	88,875	88,960
3/31/05	1.50	30,000	30,015
			1,267,041
TOTAL U.S. TREASURY OBLIGATIONS			2,212,402
Repurchase Agreements - 73.6%
	Maturity Amount (000s)	Value (Note 1) (000s)
In a joint trading account (Collateralized by U.S. Treasury Obligations) dated:
9/22/04 due 10/4/04 At 1.73% (a)	400,231	400,000
9/23/04 due 11/10/04 At 1.72% (a)	400,917	400,000
9/30/04 due 10/1/04 At:
1.76% (a)	325,557	325,541
1.77% (a)	4,605,227	4,605,000
1.77% (a)	473,089	473,066
TOTAL REPURCHASE AGREEMENTS		6,203,607
TOTAL INVESTMENT PORTFOLIO - 99.8%	8,416,009
NET OTHER ASSETS - 0.2%	17,122
NET ASSETS - 100%	$ 8,433,131
Total Cost for Federal Income Tax Purposes	$8,416,009
Legend
(a) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$400,000 due 10/4/04 at 1.73%
Morgan Stanley & Co. Incorporated	$ 400,000

$400,000 due 11/10/04 at 1.72%
ABN AMRO Bank, N.V. - New York Branch	$ 400,000

$325,541 due 10/1/04 at 1.76%
Barclays Capital Inc.	60,000
Greenwich Capital Markets, Inc.	105,000
Morgan Stanley & Co. Incorporated	160,541
$ 325,541
$4,605,000 due 10/1/04 at 1.77%
ABN AMRO Bank, N.V. - New York Branch	1,204,700
Banc of America Securities LLC	394,466
Barclays Capital Inc.	1,384,577
Bear Stearns & Co. Inc.	986,166
BNP Paribas Securities Corp.	134,119
Deutsche Bank Securities Inc.	236,680
Morgan Stanley & Co. Incorporated.	264,292
$ 4,605,000
$473,066 due 10/1/04 at 1.77%
Barclays Capital Inc.	40,516
Bear Stearns & Co. Inc.	117,497
BNP Paribas Securities Corp..	133,704
Merrill Lynch Government Securities, Inc.	60,774
State Street Bank and Trust Company	120,575
$ 473,066
Income Tax Information
At March 31, 2004, the fund had a capital loss carryforward of approximately $223,000 of which $32,000 and $191,000 will expire on March 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	September 30, 2004 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $6,203,607) (cost $8,416,009) - See accompanying schedule		$ 8,416,009
Receivable for fund shares sold		2,636
Interest receivable		24,928
Prepaid expenses		6
Receivable from investment adviser for expense reductions		248
Total assets		8,443,827

Liabilities
Payable for fund shares redeemed	$ 2,600
Distributions payable	5,582
Accrued management fee	1,454
Distribution fees payable	816
Other affiliated payables	224
Other payables and accrued expenses	20
Total liabilities		10,696

Net Assets		$ 8,433,131
Net Assets consist of:
Paid in capital		$ 8,433,713
Distributions in excess of net investment income		(28)
Accumulated undistributed net realized gain (loss) on investments		(554)
Net Assets		$ 8,433,131

Calculation of Maximum Offering Price		$ 1.00
Class I: Net Asset Value, offering price and redemption price per share ($4,337,346 ÷ 4,336,952 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($185,234 ÷ 185,142 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($3,830,316 ÷ 3,830,862 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($80,235 ÷ 80,241 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Six months ended September 30, 2004 (Unaudited)

Investment Income
Interest		$ 54,191

Expenses
Management fee	$ 8,734
Transfer agent fees	698
Distribution fees	4,964
Accounting fees and expenses	381
Non-interested trustees' compensation	23
Custodian fees and expenses	20
Registration fees	46
Audit	34
Legal	8
Miscellaneous	47
Total expenses before reductions	14,955
Expense reductions	(1,230)	13,725
Net investment income		40,466
Net realized gain (loss) on investment securities		(331)
Net increase in net assets resulting from operations		$ 40,135

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2004 (Unaudited)	Year ended March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 40,466	$ 71,325
Net realized gain (loss)	(331)	145
Net increase in net assets resulting from operations	40,135	71,470
Distributions to shareholders from net investment income	(40,494)	(71,325)
Share transactions - net increase (decrease)	(598,093)	(264,457)
Total increase (decrease) in net assets	(598,452)	(264,312)

Net Assets
Beginning of period	9,031,583	9,295,895
End of period (including distributions in excess of net investment income of $28 and $0, respectively)	$ 8,433,131	$ 9,031,583

Financial Highlights - Class I

	Six months ended September 30, 2004	Years ended March 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.005	.009	.015	.030	.061	.050
Distributions from net investment income	(.005)	(.009)	(.015)	(.030)	(.061)	(.050)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.52%	.91%	1.47%	3.00%	6.22%	5.12%
Ratios to Average Net Assets D
Expenses before expense reductions	.23% A	.23%	.23%	.23%	.24%	.24%
Expenses net of voluntary waivers, if any	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20%	.20%
Net investment income	1.04% A	.90%	1.46%	2.93%	6.03%	5.00%
Supplemental Data
Net assets, end of period (in millions)	$ 4,337	$ 4,567	$ 5,082	$ 4,400	$ 5,152	$ 4,461

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class II

	Six months ended September 30, 2004	Years ended March 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.004	.008	.013	.028	.059	.049
Distributions from net investment income	(.004)	(.008)	(.013)	(.028)	(.059)	(.049)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.45%	.76%	1.32%	2.85%	6.07%	4.97%
Ratios to Average Net Assets D
Expenses before expense reductions	.38% A	.38%	.38%	.38%	.39%	.39%
Expenses net of voluntary waivers, if any	.35% A	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35% A	.35%	.35%	.35%	.35%	.35%
Net investment income	.89% A	.75%	1.31%	2.73%	5.90%	4.89%
Supplemental Data
Net assets, end of period (in millions)	$ 185	$ 231	$ 274	$ 370	$ 319	$ 474

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class III

	Six months ended September 30, 2004	Years ended March 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.004	.007	.012	.027	.058	.048
Distributions from net investment income	(.004)	(.007)	(.012)	(.027)	(.058)	(.048)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.40%	.66%	1.22%	2.74%	5.96%	4.86%
Ratios to Average Net Assets D
Expenses before expense reductions	.48% A	.48%	.48%	.48%	.49%	.49%
Expenses net of voluntary waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Net investment income	.79% A	.65%	1.21%	2.65%	5.79%	4.74%
Supplemental Data
Net assets, end of period (in millions)	$ 3,830	$ 4,132	$ 3,938	$ 4,520	$ 3,776	$ 3,124

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Select Class

	Six months ended September 30, 2004	Years ended March 31,
	(Unaudited)	2004	2003	2002 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.005	.009	.014	.003
Distributions from net investment income	(.005)	(.009)	(.014)	(.003)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.50%	.86%	1.42%	.34%
Ratios to Average Net Assets E
Expenses before expense reductions	.28% A	.28%	.28%	.27% A
Expenses net of voluntary waivers, if any	.25% A	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25% A
Net investment income	.99% A	.85%	1.40%	1.72% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 80,235	$ 101,421	$ 2,223	$ 100

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period January 17, 2002 (commencement of sale of shares) to March 31, 2002.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Government Portfolio

Investment Changes

Maturity Diversification
Days	% of fund's investments 9/30/04	% of fund's investments 3/31/04	% of fund's investments 9/30/03
0 - 30	66.9	64.5	53.4
31 - 90	17.7	19.7	31.1
91 - 180	13.0	6.0	7.8
181 - 397	2.4	9.8	7.7
Weighted Average Maturity
	9/30/04	3/31/04	9/30/03
Government Portfolio	40 Days	56 Days	61 Days
All Taxable Money Market Funds Average*	43 Days	55 Days	57 Days
Asset Allocation (% of fund's net assets)
As of September 30, 2004	As of March 31, 2004
Federal Agency Issues 54.9%	Federal Agency Issues 54.0%
Repurchase Agreements 45.1%	Repurchase Agreements 46.6%
Net Other Assets 0.0%	Net Other Assets** (0.6)%

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

Government Portfolio

Investments September 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 54.9%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - 27.4%
Agency Coupons - 27.4%
10/1/04	1.47% (b)	$ 75,000	$ 74,949
10/1/04	1.73 (b)	100,000	99,986
10/7/04	1.58 (b)	150,000	149,869
10/7/04	1.46 (b)	175,000	174,977
10/21/04	1.71 (b)	125,000	124,921
10/27/04	1.73 (b)	360,000	359,949
10/28/04	1.76 (b)	160,000	159,982
10/29/04	1.73 (b)	120,000	119,912
12/6/04	1.68 (b)	181,000	180,897
12/20/04	1.79 (b)	25,000	24,979
12/23/04	1.86 (b)	200,000	199,981
12/24/04	1.87 (b)	220,000	219,989
2/14/05	1.93 (a)	20,000	19,972
2/23/05	1.33	25,000	25,000
3/29/05	1.40	100,000	100,000
5/13/05	1.59	50,000	50,000
			2,085,363
Federal Home Loan Bank - 16.6%
Agency Coupons - 14.9%
10/1/04	1.78 (b)	293,000	292,919
10/19/04	1.54 (b)	40,000	39,993
10/25/04	1.76 (b)	307,000	306,944
11/26/04	1.64 (b)	226,000	225,884
12/21/04	1.84 (b)	50,000	49,995
2/25/05	1.40	90,000	90,000
4/15/05	1.35	80,000	80,000
4/27/05	1.30	50,000	50,000
			1,135,735
Discount Notes - 1.7%
11/3/04	1.42	50,817	50,751
11/10/04	1.42	75,000	74,883
			125,634
			1,261,369
Freddie Mac - 10.9%
Discount Notes - 10.9%
11/16/04	1.46	74,525	74,387
2/1/05	1.87	75,000	74,525
2/8/05	1.83	75,000	74,510
2/15/05	1.85	150,000	148,955
2/15/05	1.86	75,000	74,473
2/22/05	1.90	75,000	74,436
3/1/05	1.92	47,000	46,625
3/8/05	2.00	72,000	71,374
3/15/05	2.01	155,000	153,586
3/22/05	2.02	41,000	40,608
			833,479
TOTAL FEDERAL AGENCIES			4,180,211
Repurchase Agreements - 45.1%
	Maturity Amount (000s)	Value (Note 1) (000s)
In a joint trading account (Collateralized by U.S. Government Obligations) dated:
9/23/04 due 11/10/04 At 1.78% (c)	$ 245,581	$ 245,000
9/30/04 due 10/1/04 At 1.90% (c)	3,190,967	3,190,798
TOTAL REPURCHASE AGREEMENTS		3,435,798
TOTAL INVESTMENT PORTFOLIO - 100.0%	7,616,009
NET OTHER ASSETS - 0.0%	(1,597)
NET ASSETS - 100%	$ 7,614,412
Total Cost for Federal Income Tax Purposes	$ 7,616,009
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(c) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value (000s)
$245,000 due 11/10/04 at 1.78%
UBS Securities LLC	$ 245,000

$3,190,798 due 10/1/04 at 1.90%
Banc of America Securities LLC	678,027
Barclays Capital Inc.	417,640
Bear Stearns & Co. Inc.	312,805
Goldman, Sachs & Co.	187,853
Merrill Lynch Government Securities, Inc.	240,701
Morgan Stanley & Co. Incorporated.	312,804
UBS Securities LLC	540,481
Wachovia Capital Markets, LLC	391,006
WestLB AG	109,481
$ 3,190,798
Income Tax Information
At March 31, 2004, the fund had a capital loss carryforward of approximately $277,000 of which $86,000 and $191,000 will expire on March 31, 2011 and 2012, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Government Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	September 30, 2004 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $3,435,798) (cost $7,616,009) - See accompanying schedule		$ 7,616,009
Interest receivable		4,842
Prepaid expenses		5
Receivable from investment adviser for expense reductions		204
Other affiliated receivables		6
Total assets		7,621,066

Liabilities
Payable for fund shares redeemed	$ 1,556
Distributions payable	3,334
Accrued management fee	1,237
Distribution fees payable	259
Other affiliated payables	242
Other payables and accrued expenses	26
Total liabilities		6,654

Net Assets		$ 7,614,412
Net Assets consist of:
Paid in capital		$ 7,614,135
Undistributed net investment income		858
Accumulated undistributed net realized gain (loss) on investments		(581)
Net Assets		$ 7,614,412

Calculation of Maximum Offering Price		$ 1.00
Class I: Net Asset Value, offering price and redemption price per share ($6,332,088 ÷ 6,331,739 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($614,944 ÷ 614,808 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($638,631 ÷ 638,531 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($28,749 ÷ 28,758 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Six months ended September 30, 2004 (Unaudited)

Investment Income
Interest		$ 49,912

Expenses
Management fee	$ 7,606
Transfer agent fees	607
Distribution fees	1,901
Accounting fees and expenses	334
Non-interested trustees' compensation	20
Custodian fees and expenses	35
Registration fees	53
Audit	32
Legal	8
Miscellaneous	44
Total expenses before reductions	10,640
Expense reductions	(1,105)	9,535
Net investment income		40,377
Net realized gain (loss) on securities		(304)
Net increase in net assets from operations		$ 40,073

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Government Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2004 (Unaudited)	Year ended March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 40,377	$ 78,801
Net realized gain (loss)	(304)	(191)
Net increase in net assets resulting from operations	40,073	78,610
Distributions to shareholders from net investment income	(40,438)	(78,302)
Share transactions - net increase (decrease)	(415,385)	(1,953,748)
Total increase (decrease) in net assets	(415,750)	(1,953,440)

Net Assets
Beginning of period	8,030,162	9,983,602
End of period (including undistributed net investment income of $858 and undistributed net investment income of $919, respectively)	$ 7,614,412	$ 8,030,162

Financial Highlights - Class I

	Six months ended September 30, 2004	Years ended March 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.006	.010	.015	.031	.062	.052
Distributions from net investment income	(.006)	(.010)	(.015)	(.031)	(.062)	(.052)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.56%	.97%	1.53%	3.16%	6.34%	5.32%
Ratios to Average Net Assets D
Expenses before expense reductions	.23% A	.23%	.23%	.23%	.26%	.25%
Expenses net of voluntary waivers, if any	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20%	.20%
Net investment income	1.11% A	.98%	1.52%	3.06%	6.13%	5.23%
Supplemental Data
Net assets, end of period (in millions)	$ 6,332	$ 6,024	$ 7,928	$ 8,604	$ 9,141	$ 6,033

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class II

	Six months ended September 30, 2004	Years ended March 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.005	.008	.014	.030	.060	.050
Distributions from net investment income	(.005)	(.008)	(.014)	(.030)	(.060)	(.050)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.48%	.82%	1.38%	3.01%	6.18%	5.17%
Ratios to Average Net Assets D
Expenses before expense reductions	.38% A	.38%	.38%	.38%	.41%	.41%
Expenses net of voluntary waivers, if any	.35% A	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35% A	.35%	.35%	.35%	.35%	.35%
Net investment income	.96% A	.83%	1.37%	2.86%	5.98%	5.10%
Supplemental Data
Net assets, end of period (in millions)	$ 615	$ 859	$ 917	$ 918	$ 828	$ 507

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class III

	Six months ended September 30, 2004	Years ended March 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.004	.007	.013	.029	.059	.049
Distributions from net investment income	(.004)	(.007)	(.013)	(.029)	(.059)	(.049)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.43%	.72%	1.27%	2.90%	6.08%	5.06%
Ratios to Average Net Assets D
Expenses before expense reductions	.48% A	.48%	.48%	.48%	.51%	.51%
Expenses net of voluntary waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Net investment income	.86% A	.73%	1.27%	2.76%	5.88%	4.98%
Supplemental Data
Net assets, end of period (in millions)	$ 639	$ 1,109	$ 866	$ 1,326	$ 1,028	$ 1,089

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Select Class

	Six months ended September 30, 2004	Years ended March 31,
	(Unaudited)	2004	2003	2002 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.005	.009	.015	.004
Distributions from net investment income	(.005)	(.009)	(.015)	(.004)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.53%	.92%	1.47%	.37%
Ratios to Average Net Assets E
Expenses before expense reductions	.27% A	.28%	.28%	.27% A
Expenses net of voluntary waivers, if any	.25% A	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25% A
Net investment income	1.06% A	.92%	1.47%	1.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,749	$ 38,785	$ 272,495	$ 100

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period January 17, 2002 (commencement of sale of shares) to March 31, 2002.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Prime Money Market Portfolio

Investment Changes

Maturity Diversification
Days	% of fund's investments 9/30/04	% of fund's investments 3/31/04	% of fund's investments 9/30/03
0 - 30	51.2	66.4	57.5
31 - 90	26.2	17.3	28.4
91 - 180	17.9	6.6	8.8
181 - 397	4.7	9.7	5.3
Weighted Average Maturity
	9/30/04	3/31/04	9/30/03
Prime Money Market Portfolio	56 Days	55 Days	51 Days
All Taxable Money Market Funds Average*	43 Days	55 Days	57 Days
Asset Allocation (% of fund's net assets)
As of September 30, 2004	As of March 31, 2004
Commercial Paper 28.3%	Commercial Paper 15.9%
Bank CDs, BAs, TDs, and Notes 43.5%	Bank CDs, BAs, TDs, and Notes 27.9%
Government Securities 11.0%	Government Securities 20.9%
Repurchase Agreements 17.2%	Repurchase Agreements 36.5%
Net Other Assets 0.0%	Net Other Assets** (1.2)%

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

Prime Money Market Portfolio

Investments September 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 19.4%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Domestic Certificates Of Deposit - 0.3%
Washington Mutual Bank, Seattle
11/10/04	1.65%	$ 20,000	$ 20,000
New York Branch, Yankee Dollar, Foreign Banks - 19.1%
Banco Bilbao Vizcaya Argentaria SA
12/1/04	1.73 (b)	10,000	9,999
12/23/04	1.87 (b)	45,000	44,997
Bank of Scotland Treasury Services
11/29/04	1.71 (b)	15,000	14,999
Barclays Bank PLC
10/25/04	1.77 (b)	20,000	19,995
BNP Paribas SA
10/22/04	1.74 (b)	60,000	59,978
2/14/05	1.95	80,000	80,000
Calyon
10/13/04	1.68 (b)	50,000	49,986
Canadian Imperial Bank of Commerce
10/29/04	1.78 (b)	35,000	34,994
Credit Agricole Indosuez
10/22/04	1.63 (b)	15,000	15,004
11/24/04	1.66 (b)	85,000	84,965
Deutsche Bank AG
10/26/04	1.25	50,000	50,000
11/26/04	1.23	25,000	25,000
12/3/04	1.76 (b)	65,000	65,000
HBOS Treasury Services PLC
10/4/04	1.63 (b)	70,000	70,000
12/4/04	1.77 (b)	90,000	90,000
3/7/05	2.00	65,000	65,000
Landesbank Baden-Wuerttemberg
11/26/04	1.68 (b)	60,000	59,988
11/30/04	1.71 (b)	5,000	4,998
12/6/04	1.75 (b)	10,000	9,999
Royal Bank of Canada
12/15/04	1.80 (b)	50,000	49,981
Royal Bank of Scotland PLC
10/14/04	1.69 (b)	55,000	54,988
12/17/04	1.79 (b)	60,000	59,981
Societe Generale
10/1/04	1.59 (b)	40,000	40,000
10/8/04	1.65 (b)	30,000	29,996
10/18/04	1.74 (b)	65,000	64,983
UBS AG
10/5/04	1.52 (b)	100,000	99,962
Unicredito Italiano Spa
10/14/04	1.53 (b)	50,000	49,987
10/27/04	1.59 (b)	80,000	79,980

Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
11/12/04	1.61% (b)	$ 30,000	$ 29,991
12/21/04	1.84 (b)	45,000	44,988
			1,459,739
TOTAL CERTIFICATES OF DEPOSIT			1,479,739
Commercial Paper - 28.3%

Alliance & Leicester PLC
11/15/04	1.65	60,000	59,877
Bank of America Corp.
11/8/04	1.61	80,000	79,865
3/16/05	2.06	75,000	74,294
Beta Finance, Inc.
10/26/04	1.61 (a)	17,000	16,981
CC USA, Inc.
10/7/04	1.52 (a)	56,500	56,486
2/14/05	1.95 (a)	20,000	19,854
Clipper Receivables LLC
10/20/04	1.60	55,000	54,954
Dorada Finance, Inc.
3/10/05	2.04 (a)	25,000	24,776
Dresdner U.S. Finance, Inc.
1/24/05	1.98	15,000	14,906
Emerald (MBNA Credit Card Master Note Trust)
10/19/04	1.60	46,000	45,963
12/16/04	1.94	50,000	49,796
General Electric Capital Corp.
2/10/05	1.87	40,000	39,729
2/11/05	1.87	50,000	49,658
3/11/05	1.92	40,000	39,660
Grampian Funding Ltd.
10/6/04	1.16	25,000	24,996
11/3/04	1.48	50,000	49,933
11/12/04	1.52	20,000	19,965
11/16/04	1.52	15,000	14,971
1/20/05	1.84	40,000	39,774
2/10/05	1.97	65,000	64,535
3/4/05	2.02	100,000	99,144
3/22/05	2.07	60,000	59,412
3/24/05	2.13	20,000	19,796
Greenwich Capital Holdings, Inc.
10/11/04	1.70 (b)	55,000	55,000
10/25/04	1.80 (b)	45,000	45,000
Household Finance Corp.
10/1/04	1.53	50,000	50,000
ING America Insurance Holdings, Inc.
11/23/04	1.72	20,000	19,950
K2 (USA) LLC
2/28/05	1.94	15,000	14,880
3/21/05	2.03	98,500	97,560
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Kitty Hawk Funding Corp.
2/15/05	1.89%	$ 5,000	$ 4,964
Morgan Stanley
10/1/04	1.86 (b)	255,000	255,001
Motown Notes Program
10/4/04	1.54	100,000	99,987
10/5/04	1.54	20,000	19,997
11/8/04	1.65	60,000	59,896
11/8/04	1.68	43,000	42,924
12/13/04	1.83	13,000	12,952
Newcastle (Discover Card Master Trust)
10/6/04	1.53	30,000	29,994
Paradigm Funding LLC
10/7/04	1.66 (b)	25,000	24,999
2/24/05	1.94	50,000	49,611
2/28/05	1.93	65,830	65,306
Ranger Funding Co. LLC
10/4/04	1.51	25,000	24,997
Santander Finance, Inc.
11/8/04	1.61	94,000	93,841
3/24/05	2.13	48,700	48,203
Sheffield Receivables Corp.
10/25/04	1.79 (b)	25,000	24,999
TOTAL COMMERCIAL PAPER			2,159,386
Federal Agencies - 11.0%

Fannie Mae - 4.1%
Agency Coupons - 3.4%
10/7/04	1.58 (b)	91,000	90,920
12/9/04	1.74 (b)	20,000	19,986
2/15/05	1.40	45,000	45,000
3/29/05	1.40	30,000	30,000
5/4/05	1.54	25,000	25,000
5/9/05	1.49	25,000	25,000
5/13/05	1.59	25,000	25,000
			260,906
Discount Notes - 0.7%
11/10/04	1.42	50,000	49,922
			310,828
Federal Home Loan Bank - 5.7%
Agency Coupons - 5.7%
10/19/04	1.54 (b)	5,000	4,999
12/21/04	1.84 (b)	45,000	44,996
2/25/05	1.40	100,000	100,000
2/25/05	1.82	20,000	19,967
2/28/05	1.49	50,000	50,000
4/1/05	1.45	30,000	29,993
4/25/05	1.30	100,000	100,000

Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
4/28/05	1.35%	$ 40,000	$ 40,000
4/29/05	2.03	10,000	9,961
5/2/05	1.92	10,000	9,968
5/3/05	1.37	30,000	30,000
			439,884
Freddie Mac - 0.9%
Discount Notes - 0.9%
2/15/05	1.84	45,000	44,688
2/22/05	1.90	25,000	24,812
			69,500
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates - 0.3%
Agency Coupons - 0.3%
10/7/04	1.89 (b)	23,175	23,175
TOTAL FEDERAL AGENCIES			843,387
Master Notes - 3.0%

Bear Stearns Companies, Inc.
10/12/04	1.79 (d)	25,000	25,000
Goldman Sachs Group, Inc.
10/8/04	1.60 (b)(d)	15,000	15,000
11/26/04	1.81 (b)(d)	71,000	71,000
2/14/05	2.13 (d)	60,000	60,000
4/12/05	2.12 (d)	60,000	60,000
TOTAL MASTER NOTES			231,000
Medium-Term Notes - 17.5%

Allstate Life Global Funding II
10/8/04	1.71 (a)(b)	10,000	10,000
10/15/04	1.75 (a)(b)	5,000	5,000
10/15/04	1.76 (a)(b)	10,000	10,000
American Express Credit Corp.
10/5/04	1.75 (b)	80,000	80,008
10/12/04	1.75 (b)	20,000	20,006
10/27/04	1.96 (b)	15,000	15,006
Bank of America Corp.
10/22/04	1.91 (b)	25,000	25,005
Bank of Scotland Treasury Services PLC
12/14/04	1.92 (a)(b)	90,000	90,031
Bayerische Landesbank Girozentrale
11/19/04	1.68 (b)	60,000	60,000
Beta Finance, Inc./Beta Finance Corp.
10/12/04	1.72% (a)(b)	45,000	45,003
CC USA, Inc.
10/15/04	1.74 (a)(b)	50,000	50,004
Descartes Funding Trust
10/15/04	1.76 (b)	15,000	15,000
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
First Tennessee Bank NA, Memphis
11/5/04	1.67% (b)	$ 40,000	$ 39,999
11/26/04	1.84 (b)	5,000	5,001
12/1/04	1.79 (b)	20,000	20,007
12/22/04	1.86 (b)	15,000	14,996
12/30/04	2.02 (b)	25,000	25,014
GE Capital Assurance Co.
10/1/04	1.77 (b)(d)	15,000	15,000
General Electric Capital Corp.
10/11/04	1.84 (b)	60,000	60,000
10/18/04	1.87 (b)	70,000	70,008
Household Finance Corp.
10/5/04	1.66 (b)	10,000	10,000
11/18/04	1.82 (b)	30,000	30,034
12/16/04	1.98 (b)	10,000	10,011
12/17/04	2.19 (b)	24,393	24,454
M&I Marshall & Ilsley Bank
12/20/04	1.94 (b)	42,875	42,882
Merrill Lynch & Co., Inc.
10/21/04	1.93 (b)	17,900	17,918
Morgan Stanley
10/1/04	1.89 (b)	7,000	7,000
10/4/04	1.69 (b)	15,000	15,000
10/15/04	1.76 (b)	11,000	11,000
10/15/04	1.88 (b)	72,000	72,009
10/27/04	1.85 (b)	40,000	40,002
National City Bank
12/1/04	1.71 (b)	50,000	49,990
Pacific Life Global Funding
10/4/04	1.68 (a)(b)	22,500	22,500
10/13/04	1.74 (b)	5,000	5,000
RACERS
10/22/04	1.83 (a)(b)	65,000	65,000
SLM Corp.
10/1/04	1.68 (a)(b)	30,000	30,000
12/15/04	2.03 (b)	15,000	15,006
Verizon Global Funding Corp.
12/15/04	1.99 (b)	70,000	70,001
Wells Fargo & Co.
10/4/04	1.69 (b)	30,000	30,000
10/15/04	1.73 (b)	75,000	75,000
Westpac Banking Corp.
12/13/04	1.85 (b)	15,000	15,000
TOTAL MEDIUM-TERM NOTES			1,332,895
Short-Term Notes - 2.9%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Hartford Life Insurance Co.
12/1/04	1.94% (b)(d)	$ 25,000	$ 25,000
Jackson National Life Insurance Co.
10/1/04	1.74 (b)(d)	10,000	10,000
Metropolitan Life Insurance Co.
10/1/04	1.79 (b)(d)	30,000	30,000
10/28/04	1.88 (a)(b)	10,000	10,000
Monumental Life Insurance Co.
10/1/04	1.79 (b)(d)	10,000	10,000
10/1/04	1.82 (b)(d)	10,000	10,000
New York Life Insurance Co.
10/1/04	1.73 (b)(d)	95,000	95,000
Transamerica Occidental Life Insurance Co.
11/1/04	1.86 (b)(d)	35,000	35,000
TOTAL SHORT-TERM NOTES			225,000
Municipal Securities - 0.7%

LoanStar Assets Partners LP Student Ln. Rev. Series A, 1.83%, LOC State Street Bank & Trust Co., Boston, VRDN (b)
10/7/04		50,000	50,000
Repurchase Agreements - 17.2%
	Maturity Amount (000s)
In a joint trading account (Collateralized by U.S. Government Obligations) dated 9/30/04 due 10/1/04 At:
1.90%	$ 256,014	256,000
1.90%	144,867	144,859
With:
Citigroup Global Markets, Inc. At 1.94%, dated 9/30/04 due 10/1/04 (Collateralized by Corporate Obligations with principal amounts of $378,856,644, 1.74% - 8.875%, 3/15/05 - 8/10/38)	396,021	396,000
Goldman Sachs & Co. At:
1.87%, dated 9/22/04 due 11/12/04 (Collateralized by Mortgage Loan Obligations with principal amounts of $140,289,643, 1.07% - 5%, 2/25/29 - 6/25/34)	124,328	124,000
1.9%, dated 9/22/04 due 11/12/04 (Collateralized by Equity Securities valued at $28,350,003)	27,073	27,000
1.95%, dated 9/30/04 due 10/1/04 (Collateralized by Commercial Paper Obligations with principal amounts of $38,954,774, 1.97%, 10/1/04)	38,002	38,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (Note 1) (000s)
With: - continued
Lehman Brothers, Inc. At:
1.99%, dated 9/30/04 due 10/1/04 (Collateralized by Equity Securities valued at $294,146,323)	$ 280,015	$ 280,000
2.03%, dated 7/22/04 due 10/20/04 (Collateralized by Corporate Obligations with principal amounts of $49,355,000, 4.75% - 9%, 6/30/08 - 11/6/33) (b)(c)	50,254	50,000
TOTAL REPURCHASE AGREEMENTS		1,315,859
TOTAL INVESTMENT PORTFOLIO - 100.0%	7,637,266
NET OTHER ASSETS - 0.0%	2,962
NET ASSETS - 100%	$ 7,640,228
Total Cost for Federal Income Tax Purposes	$ 7,637,266

Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $455,635,000 or 6.0% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(c) The maturity amount is based on the rate at period end.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $461,000,000 or 6.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Bear Stearns Companies, Inc. 1.79%, 10/12/04	9/8/04	$ 25,000
GE Capital Assurance Co. 1.77%, 10/1/04	7/30/04	$ 15,000
Goldman Sachs Group, Inc.: 1.60%, 10/8/04	7/8/04	$ 15,000
1.81%, 11/26/04	8/26/04	$ 71,000
2.12%, 4/12/05	9/14/04	$ 60,000
2.13%, 2/14/05	9/30/04	$ 60,000
Hartford Life Insurance Co. 1.94%, 12/1/04	12/16/03	$ 25,000
Jackson National Life Insurance Co. 1.74%, 10/1/04	3/31/03	$ 10,000
Metropolitan Life Insurance Co. 1.79%, 10/1/04	3/26/02	$ 30,000
Monumental Life Insurance Co.: 1.79%, 10/1/04	9/17/98	$ 10,000
1.82%, 10/1/04	3/12/99	$ 10,000
New York Life Insurance Co. 1.73%, 10/1/04	2/28/02 - 12/19/02	$ 95,000
Transamerica Occidental Life Insurance Co. 1.86%, 11/1/04	4/28/00	$ 35,000
Income Tax Information
At March 31, 2004, the fund had a capital loss carryforward of approximately $119,000 all of which will expire on March 31, 2012.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Prime Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	September 30, 2004 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $1,315,859) (cost $7,637,266) - See accompanying schedule		$ 7,637,266
Cash		529
Receivable for fund shares sold		1
Interest receivable		7,293
Prepaid expenses		4
Receivable from investment adviser for expense reductions		224
Total assets		7,645,317

Liabilities
Distributions payable	$ 3,266
Accrued management fee	1,336
Distribution fees payable	282
Other affiliated payables	173
Other payables and accrued expenses	32
Total liabilities		5,089

Net Assets		$ 7,640,228
Net Assets consist of:
Paid in capital		$ 7,640,692
Undistributed net investment income		78
Accumulated undistributed net realized gain (loss) on investments		(542)
Net Assets		$ 7,640,228

Calculation of Maximum Offering Price Class I: Net Asset Value, offering price and redemption price per share ($6,202,489 ÷ 6,202,244 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($317,539 ÷ 317,446 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($1,023,444 ÷ 1,023,738 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($96,756 ÷ 96,758 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Six months ended September 30, 2004 (Unaudited)

Investment Income
Interest		$ 50,872

Expenses
Management fee	$ 7,586
Transfer agent fees	620
Distribution fees	1,418
Accounting fees and expenses	334
Non-interested trustees' compensation	19
Custodian fees and expenses	48
Registration fees	52
Audit	31
Legal	7
Miscellaneous	35
Total expenses before reductions	10,150
Expense reductions	(1,164)	8,986
Net investment income		41,886
Net realized gain (loss) on investment securities		(423)
Net increase in net assets resulting from operations		$ 41,463

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Prime Money Market Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2004 (Unaudited)	Year ended March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 41,886	$ 64,854
Net realized gain (loss)	(423)	(119)
Net increase in net assets resulting from operations	41,463	64,735
Distributions to shareholders from net investment income	(41,889)	(64,801)
Share transactions - net increase (decrease)	299,682	1,396,791
Total increase (decrease) in net assets	299,256	1,396,725

Net Assets
Beginning of period	7,340,972	5,944,247
End of period (including undistributed net investment income of $78 and undistributed net investment income of $81, respectively)	$ 7,640,228	$ 7,340,972

Financial Highlights - Class I

	Six months ended September 30, 2004	Years ended March 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.006	.010	.016	.031	.062	.053
Distributions from net investment income	(.006)	(.010)	(.016)	(.031)	(.062)	(.053)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	.57%	1.00%	1.56%	3.17%	6.43%	5.45%
Ratios to Average Net AssetsD
Expenses before expense reductions	.23%A	.23%	.23%	.23%	.25%	.26%
Expenses net of voluntary waivers, if any	.20%A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%A	.20%	.20%	.20%	.20%	.20%
Net investment income	1.14%A	.99%	1.57%	3.14%	6.21%	5.47%
Supplemental Data
Net assets, end of period (in millions)	$ 6,202	$ 6,153	$ 4,434	$ 6,782	$ 6,829	$ 4,362

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class II

	Six months ended September 30, 2004	Years ended March 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.005	.008	.014	.030	.061	.052
Distributions from net investment income	(.005)	(.008)	(.014)	(.030)	(.061)	(.052)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.50%	.85%	1.42%	3.01%	6.27%	5.29%
Ratios to Average Net Assets D
Expenses before expense reductions	.38% A	.38%	.38%	.38%	.40%	.41%
Expenses net of voluntary waivers, if any	.35% A	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35% A	.35%	.35%	.35%	.35%	.35%
Net investment income	.99% A	.84%	1.41%	2.96%	6.06%	5.21%
Supplemental Data
Net assets, end of period (in millions)	$ 318	$ 176	$ 188	$ 886	$ 1,295	$ 316

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class III

	Six months ended September 30, 2004	Years ended March 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.004	.007	.013	.029	.060	.051
Distributions from net investment income	(.004)	(.007)	(.013)	(.029)	(.060)	(.051)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.45%	.74%	1.31%	2.91%	6.16%	5.19%
Ratios to Average Net Assets D
Expenses before expense reductions	.49% A	.48%	.49%	.49%	.50%	.52%
Expenses net of voluntary waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Net investment income	.89% A	.74%	1.32%	2.81%	5.96%	5.20%
Supplemental Data
Net assets, end of period (in millions)	$ 1,023	$ 898	$ 1,187	$ 1,407	$ 1,531	$ 1,441

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Select Class

	Six months ended September 30, 2004	Years ended March 31,
	(Unaudited)	2004	2003	2002 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.005	.009	.015	.004
Distributions from net investment income	(.005)	(.009)	(.015)	(.004)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.55%	.95%	1.51%	.37%
Ratios to Average Net Assets E
Expenses before expense reductions	.28% A	.28%	.29%	.27% A
Expenses net of voluntary waivers, if any	.25% A	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25% A
Net investment income	1.09% A	.94%	1.52%	1.44% A
Supplemental Data
Net assets, end of period (in millions)	$ 97	$ 114	$ 134	$ 5

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period January 17, 2002 (commencement of sale of shares) to March 31, 2002.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Money Market Portfolio

Investment Changes

Maturity Diversification
Days	% of fund's investments 9/30/04	% of fund's investments 3/31/04	% of fund's investments 9/30/03
0 - 30	41.3	55.5	46.5
31 - 90	25.2	17.2	29.2
91 - 180	26.4	8.7	9.5
181 - 397	7.1	18.6	14.8
Weighted Average Maturity
	9/30/04	3/31/04	9/30/03
Money Market Portfolio	72 Days	86 Days	81 Days
All Taxable Money Market Funds Average*	43 Days	55 Days	57 Days
Asset Allocation (% of fund's net assets)
As of September 30, 2004	As of March 31, 2004
Commercial Paper 14.6%	Commercial Paper 12.3%
Bank CDs, BAs, TDs, and Notes 52.2%	Bank CDs, BAs, TDs, and Notes 37.0%
Government Securities 21.6%	Government Securities 27.4%
Repurchase Agreements 13.4%	Repurchase Agreements 24.1%
Net Other Assets** (1.8)%	Net Other Assets** (0.8)%

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

Money Market Portfolio

Investments September 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 30.1%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Domestic Certificates Of Deposit - 1.3%
M&I Marshall & Ilsley Bank
3/10/05	1.85%	$ 50,000	$ 49,919
Washington Mutual Bank
11/12/04	1.65	43,000	43,000
Washington Mutual Bank, California
1/27/05	1.90	107,000	107,003
Washington Mutual Bank, Seattle
11/10/04	1.65	45,000	45,000
			244,922
London Branch, Eurodollar, Foreign Banks - 10.9%
Barclays Bank PLC
2/28/05	1.93	185,000	185,000
Calyon
2/22/05	1.87	290,000	290,000
2/22/05	1.90	175,000	175,000
Credit Agricole Indosuez
11/2/04	1.25	100,000	100,000
12/31/04	1.27	100,000	100,000
Dresdner Bank AG
2/1/05	2.02 (b)	160,000	160,000
ING Bank NV
10/6/04	1.51	100,000	100,000
1/4/05	1.98 (b)	200,000	200,000
Nordea Bank Finland PLC
11/9/04	1.61	200,000	200,000
Societe Generale
1/6/05	1.29	100,000	100,000
3/7/05	2.00	270,000	270,000
Unicredito Italiano Spa
3/24/05	2.06	180,000	180,000
			2,060,000
New York Branch, Yankee Dollar, Foreign Banks - 17.9%
Banco Bilbao Vizcaya Argentaria SA
12/1/04	1.73 (c)	30,000	29,998
Bank of Scotland Treasury Services
11/29/04	1.71 (c)	40,000	39,999
Barclays Bank PLC
10/25/04	1.77 (c)	55,000	54,987
BNP Paribas SA
10/22/04	1.74 (c)	160,000	159,942
2/14/05	1.95	175,000	175,000
Calyon
10/13/04	1.68 (c)	100,000	99,972
12/13/04	1.78 (c)	80,000	79,969
Canadian Imperial Bank of Commerce
10/15/04	1.81 (c)	155,000	155,000
10/29/04	1.78 (c)	95,000	94,983

Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Credit Agricole Indosuez
10/22/04	1.63% (c)	$ 45,000	$ 45,013
12/1/04	1.70 (c)	117,000	116,970
Deutsche Bank AG
12/3/04	1.76 (c)	155,000	155,000
12/23/04	1.16	170,000	170,000
HBOS Treasury Services PLC
10/4/04	1.63 (c)	200,000	200,000
12/4/04	1.77 (c)	250,000	250,000
Landesbank Baden-Wuerttemberg
11/26/04	1.68 (c)	175,000	174,966
11/30/04	1.71 (c)	20,000	19,990
12/6/04	1.75 (c)	35,000	34,995
Royal Bank of Canada
12/15/04	1.80 (c)	100,000	99,962
Royal Bank of Scotland PLC
10/14/04	1.69 (c)	145,000	144,969
Societe Generale
10/1/04	1.59 (c)	110,000	110,000
10/8/04	1.65 (c)	85,000	84,989
10/12/04	1.68 (c)	90,000	89,997
10/18/04	1.74 (c)	170,000	169,957
UBS AG
10/5/04	1.52 (c)	200,000	199,924
Unicredito Italiano Spa
10/14/04	1.53 (c)	80,000	79,979
10/27/04	1.59 (c)	195,000	194,952
11/12/04	1.61 (c)	70,000	69,980
12/21/04	1.84 (c)	80,000	79,979
			3,381,472
TOTAL CERTIFICATES OF DEPOSIT			5,686,394
Commercial Paper - 14.6%

Bank of America Corp.
11/8/04	1.61	150,000	149,747
3/16/05	2.06	20,000	19,812
Beta Finance, Inc.
10/26/04	1.61 (a)	10,000	9,989
Bradford & Bingley PLC
10/25/04	1.82	40,000	39,951
CC USA, Inc.
10/26/04	1.61 (a)	30,000	29,967
2/14/05	1.95 (a)	45,500	45,168
3/10/05	2.04 (a)	41,000	40,632
Citibank Credit Card Master Trust I (Dakota Certificate Program)
10/7/04	1.52	60,000	59,985
Dorada Finance, Inc.
3/10/05	2.04 (a)	20,000	19,820
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Dresdner U.S. Finance, Inc.
1/24/05	1.98%	$ 40,000	$ 39,749
Edison Asset Securitization LLC
11/10/04	1.62	100,000	99,821
Emerald (MBNA Credit Card Master Note Trust)
10/20/04	1.62	40,000	39,966
General Electric Capital Corp.
2/10/05	1.87	125,000	124,152
2/11/05	1.87	150,000	148,975
3/11/05	1.92	110,000	109,065
Grampian Funding Ltd.
11/3/04	1.48	141,000	140,810
11/10/04	1.48	41,000	40,933
11/12/04	1.52	63,000	62,889
11/16/04	1.52	46,000	45,911
1/20/05	1.84	100,000	99,436
3/22/05	2.07	175,000	173,286
Greenwich Capital Holdings, Inc.
10/11/04	1.70 (c)	145,000	145,000
10/25/04	1.80 (c)	115,000	115,000
K2 (USA) LLC
2/28/05	1.94	35,000	34,720
3/17/05	2.03	27,300	27,045
3/23/05	2.08	25,000	24,753
Kitty Hawk Funding Corp.
2/15/05	1.89	15,601	15,490
Marsh & McLennan Companies, Inc.
11/8/04	1.61	100,000	99,831
Morgan Stanley
10/1/04	1.86 (c)	245,000	245,000
Motown Notes Program
11/8/04	1.65	150,000	149,740
12/13/04	1.83	35,100	34,970
Paradigm Funding LLC
10/7/04	1.66 (c)	65,000	64,997
2/22/05	1.94	90,200	89,507
2/24/05	1.94	67,200	66,677
Ranger Funding Co. LLC
10/4/04	1.51	37,242	37,237
Sheffield Receivables Corp.
10/25/04	1.79 (c)	70,000	69,998
TOTAL COMMERCIAL PAPER			2,760,029
Federal Agencies - 21.6%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - 9.2%
Agency Coupons - 8.4%
10/7/04	1.58% (c)	$ 251,000	$ 250,781
12/9/04	1.74 (c)	43,000	42,969
12/23/04	1.86 (c)	131,000	130,988
12/24/04	1.87 (c)	84,000	83,991
2/15/05	1.40	170,000	170,000
2/23/05	1.33	175,000	175,000
2/23/05	1.57	20,000	19,981
2/25/05	1.40	100,000	100,000
3/29/05	1.40	100,000	100,000
4/28/05	2.03	30,000	29,885
5/3/05	1.40	100,000	100,000
5/4/05	1.54	30,000	30,000
5/9/05	1.49	150,000	150,000
5/9/05	1.51	50,000	49,997
5/13/05	1.59	100,000	100,000
6/3/05	1.84	50,000	50,000
			1,583,592
Discount Notes - 0.8%
11/10/04	1.42	100,000	99,843
2/9/05	1.85	50,000	49,667
			149,510
			1,733,102
Federal Home Loan Bank - 11.4%
Agency Coupons - 11.4%
10/19/04	1.54 (c)	26,000	25,996
12/17/04	1.40	23,000	22,986
12/21/04	1.84 (c)	76,000	75,993
2/25/05	1.40	385,000	385,001
3/1/05	1.49	170,000	170,000
3/11/05	1.44	300,000	300,000
3/28/05	1.38	200,000	200,000
3/29/05	1.40	121,000	121,000
4/1/05	1.40	200,000	200,000
4/1/05	1.45	100,000	99,976
4/15/05	1.35	300,000	300,000
4/28/05	1.35	100,000	100,000
5/2/05	1.92	10,000	9,968
5/3/05	1.37	100,000	100,000
5/16/05	1.65	40,000	40,000
			2,150,920
Freddie Mac - 1.0%
Discount Notes - 1.0%
2/15/05	1.84	125,000	124,134
Federal Agencies - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Freddie Mac - continued
Discount Notes - continued
2/15/05	1.86%	$ 25,000	$ 24,825
2/22/05	1.90	50,000	49,624
			198,583
TOTAL FEDERAL AGENCIES			4,082,605
Master Notes - 3.2%

Bear Stearns Companies, Inc.
10/12/04	1.79 (e)	40,000	40,000
Goldman Sachs Group, Inc.
10/7/04	1.26 (e)	140,000	140,000
10/8/04	1.60 (c)(e)	206,000	206,000
11/26/04	1.81 (c)(e)	221,000	221,000
TOTAL MASTER NOTES			607,000
Medium-Term Notes - 15.5%

Allstate Life Global Funding II
10/8/04	1.71 (a)(c)	25,000	25,000
10/15/04	1.75 (a)(c)	20,000	20,000
10/15/04	1.76 (a)(c)	25,000	25,000
American Express Centurion Bank
10/27/04	1.80 (c)	50,000	50,000
American Express Credit Corp.
10/5/04	1.75 (c)	100,000	100,008
10/20/04	1.84 (a)(c)	50,000	49,989
10/27/04	1.96 (c)	53,700	53,721
Bank of New York Co., Inc.
10/27/04	1.86 (a)(c)	90,000	90,000
Bank One NA, Chicago
11/3/04	1.90 (c)	35,000	35,067
12/20/04	2.03 (c)	36,950	37,006
Bayerische Landesbank Girozentrale
11/19/04	1.68 (c)	155,000	155,000
BellSouth Telecommunications
12/4/04	1.88 (c)	35,000	35,000
Beta Finance, Inc./Beta Finance Corp.
10/12/04	1.72 (a)(c)	25,000	25,002
Citigroup Global Markets Holdings, Inc.
12/6/04	1.88 (c)	30,000	30,023
Descartes Funding Trust
10/15/04	1.76 (c)	35,000	35,000
First Tennessee Bank NA, Memphis
11/26/04	1.84 (c)	15,000	15,003
12/22/04	1.86 (c)	10,000	9,998
12/30/04	2.02 (c)	20,000	20,011

Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
General Electric Capital Corp.
10/1/04	1.77% (c)(e)	$ 40,000	$ 40,000
10/11/04	1.84 (c)	165,400	165,400
10/18/04	1.87 (c)	150,000	150,015
12/15/04	2.01 (c)	30,000	30,023
HBOS Treasury Services PLC
11/20/04	1.75 (a)(c)	18,000	18,010
12/24/04	1.96 (c)	150,000	150,000
Household Finance Corp.
10/5/04	1.66 (c)	26,000	26,000
11/18/04	1.82 (c)	70,000	70,079
12/16/04	1.98 (c)	25,000	25,027
Morgan Stanley
10/1/04	1.89 (c)	25,000	25,000
10/4/04	1.69 (c)	40,000	40,000
10/15/04	1.76 (c)	57,000	57,000
10/15/04	1.88 (c)	50,000	50,064
10/27/04	1.85 (c)	107,000	107,006
National Australia Bank
10/8/04	1.58 (c)	200,000	200,059
National City Bank
12/1/04	1.71 (c)	135,000	134,973
Pacific Life Global Funding
10/4/04	1.68 (a)(c)	25,000	25,000
10/13/04	1.74 (c)	10,000	10,000
RACERS
10/22/04	1.83 (a)(c)	170,000	170,000
Royal Bank of Canada
10/11/04	1.72 (c)	20,000	20,000
USA Education, Inc.
10/25/04	1.99 (c)	57,500	57,514
Verizon Global Funding Corp.
12/15/04	1.99 (c)	235,000	235,002
Wells Fargo & Co.
10/15/04	1.73 (c)	210,000	210,000
Westpac Banking Corp.
12/9/04	1.79 (c)	70,000	69,980
12/13/04	1.85 (c)	40,000	40,000
TOTAL MEDIUM-TERM NOTES			2,936,980
Short-Term Notes - 3.4%

Hartford Life Insurance Co.
12/1/04	1.94 (c)(e)	65,000	65,000
Jackson National Life Insurance Co.
10/1/04	1.74 (c)(e)	47,000	47,000
Metropolitan Life Insurance Co.
10/1/04	1.79 (c)(e)	65,000	65,000
10/28/04	1.88 (a)(c)	25,000	25,000
Short-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Monumental Life Insurance Co.
10/1/04	1.79% (c)(e)	$ 36,000	$ 36,000
10/1/04	1.82 (c)(e)	55,000	55,000
New York Life Insurance Co.
10/1/04	1.73 (c)(e)	215,000	215,000
Transamerica Occidental Life Insurance Co.
11/1/04	1.86 (c)(e)	95,000	95,000
Travelers Insurance Co.
10/1/04	1.71 (c)(e)	30,000	30,000
TOTAL SHORT-TERM NOTES			633,000
Repurchase Agreements - 13.4%
	Maturity Amount (000s)
In a joint trading account (Collateralized by U.S. Government Obligations dated 9/30/04 due 10/1/04 At 1.9%)	$ 82,002	81,998
With:
Banc of America Securities LLC At 1.96%, dated 9/30/04 due 10/1/04 (Collateralized by Corporate Obligations with principal amounts of $545,485,456, 1.81% - 9.36%, 5/25/07 - 7/1/43)	500,027	500,000
Citigroup Global Markets, Inc. At 1.94%, dated 9/30/04 due 10/1/04:
(Collateralized by Commercial Paper Obligations with principal amounts of $288,136,620, 0% - 1.92%, 10/7/04 - 12/20/04)	282,015	282,000
(Collateralized by Corporate Obligations with principal amounts of $314,762,657, 1.77% - 8.88%, 12/1/05 - 12/1/45)	329,018	329,000
Deutsche Bank Securities, Inc. At 1.95%, dated 9/30/04 due 10/1/04 (Collateralized by Corporate Obligations with principal amounts of $174,040,452, 1.11% - 8.62%, 8/9/05 - 10/29/49)	150,008	150,000
Goldman Sachs & Co. At:
1.87%, dated 9/22/04 due 11/12/04 (Collateralized by Mortgage Loan Obligations with principal amounts of $369,135,139, 2.41% - 7.5%, 7/1/33 - 9/25/34)	311,824	311,000
1.9%, dated 9/22/04 due 11/12/04 (Collateralized by Mortgage Loan Obligations with principal amounts of $474,130,750, 0.18% - 23.34%, 8/14/16 - 11/11/35)	80,215	80,000

	Maturity Amount (000s)	Value (Note 1) (000s)
1.95%, dated 9/30/04 due 10/1/04 (Collateralized by Commercial Paper Obligations with principal amounts of $10,251,257, 0%, 10/1/04)	$ 10,001	$ 10,000
Lehman Brothers, Inc. At:
1.93%, dated 9/30/04 due 10/1/04 (Collateralized by Corporate Obligations with principal amounts of $134,952,019, 2.22% - 7.95%, 12/15/04 - 3/15/34)	128,007	128,000
1.99%, dated 9/30/04 due 10/1/04 (Collateralized by Equity Securities valued at $572,401,321)	545,030	545,000
2.03%, dated 7/22/04 due 10/20/04 (Collateralized by Corporate Obligations with principal amounts of $173,941,232, 1.72% - 11.13%, 1/2/07 - 7/25/34) (c)(d)	125,634	125,000
TOTAL REPURCHASE AGREEMENTS		2,541,998
TOTAL INVESTMENT PORTFOLIO - 101.8%	19,248,006
NET OTHER ASSETS - (1.8)%	(343,620)
NET ASSETS - 100%	$ 18,904,386
Total Cost for Federal Income Tax Purposes	$ 19,248,006

Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $618,577,000 or 3.3% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(d) The maturity amount is based on the rate at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,255,000,000 or 6.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Bear Stearns Companies, Inc. 1.79%, 10/12/04	9/8/04	$ 40,000
General Electric Capital Corp. 1.77%, 10/1/04	4/1/04	$ 40,000
Goldman Sachs Group, Inc.: 1.26%, 10/7/04	3/3/04	$ 140,000
1.60%, 10/8/04	7/8/04	$ 206,000
1.81%, 11/26/04	8/26/04	$ 221,000
Hartford Life Insurance Co. 1.94%, 12/1/04	12/16/03	$ 65,000
Jackson National Life Insurance Co. 1.74%, 10/1/04	3/31/03	$ 47,000
Metropolitan Life Insurance Co. 1.79%, 10/1/04	3/26/02	$ 65,000
Monumental Life Insurance Co.: 1.79%, 10/1/04	7/31/98 - 9/17/98	$ 36,000
1.82%, 10/1/04	3/12/99	$ 55,000
New York Life Insurance Co. 1.73%, 10/1/04	2/28/02 - 12/19/02	$ 215,000
Transamerica Occidental Life Insurance Co. 1.86%, 11/1/04	4/28/00	$ 95,000
Travelers Insurance Co. 1.71%, 10/1/04	3/26/04	$ 30,000
Income Tax Information
At March 31, 2004, the fund had a capital loss carryforward of approximately $949,000 of which $414,000 and $535,000 will expire on March 31, 2011 and 2012, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	September 30, 2004 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $2,541,998) (cost $19,248,006) - See accompanying schedule		$ 19,248,006
Cash		1,024
Receivable for fund shares sold		5
Interest receivable		28,590
Prepaid expenses		11
Receivable from investment adviser for expense reductions		866
Other affiliated receivables		33
Total assets		19,278,535
Liabilities
Payable for investments purchased on a delayed delivery basis	$ 360,000
Payable for fund shares redeemed	140
Distributions payable	9,441
Accrued management fee	3,365
Distribution fees payable	470
Other affiliated payables	664
Other payables and accrued expenses	69
Total liabilities		374,149
Net Assets		$ 18,904,386
Net Assets consist of:
Paid in capital		$ 18,906,006
Distributions in excess of net investment income		(131)
Accumulated undistributed net realized gain (loss) on investments		(1,489)
Net Assets		$ 18,904,386

Calculation of Maximum Offering Price Class I: Net Asset Value, offering price and redemption price per share ($16,538,340 ÷ 16,539,033 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($209,656 ÷ 209,677 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($2,028,990 ÷ 2,029,082 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($127,400 ÷ 127,402 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Six months ended September 30, 2004 (Unaudited)
Investment Income
Interest		$ 135,972

Expenses
Management fee	$ 20,222
Transfer agent fees	1,569
Distribution fees	1,130
Accounting fees and expenses	658
Non-interested trustees' compensation	53
Appreciation in deferred trustee compensation account	5
Custodian fees and expenses	138
Registration fees	57
Audit	59
Legal	22
Miscellaneous	86
Total expenses before reductions	23,999
Expense reductions	(4,659)	19,340
Net investment income		116,632
Net realized gain (loss) on investment securities		(209)
Net increase in net assets resulting from operations		$ 116,423

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Money Market Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2004 (Unaudited)	Year ended March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 116,632	$ 182,433
Net realized gain (loss)	(209)	(866)
Net increase in net assets resulting from operations	116,423	181,567
Distributions to shareholders from net investment income	(116,938)	(182,123)
Share transactions - net increase (decrease)	(814,126)	2,725,550
Total increase (decrease) in net assets	(814,641)	2,724,994

Net Assets
Beginning of period	19,719,027	16,994,033
End of period (including distributions in excess of net investment income of $131 and undistributed net investment income of $175, respectively)	$ 18,904,386	$ 19,719,027

Financial Highlights - Class I

	Six months ended September 30, 2004	Years ended March 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.006	.010	.016	.032	.063	.053
Distributions from net investment income	(.006)	(.010)	(.016)	(.032)	(.063)	(.053)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.59%	1.03%	1.59%	3.20%	6.47%	5.47%
Ratios to Average Net Assets D
Expenses before expense reductions	.23% A	.23%	.22%	.23%	.24%	.24%
Expenses net of voluntary waivers, if any	.18% A	.18%	.18%	.18%	.18%	.18%
Expenses net of all reductions	.18% A	.18%	.18%	.18%	.18%	.18%
Net investment income	1.16% A	1.03%	1.58%	3.13%	6.26%	5.36%
Supplemental Data
Net assets, end of period (in millions)	$ 16,538	$ 18,841	$ 16,325	$ 17,038	$ 19,337	$ 14,984

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class II

	Six months ended September 30, 2004	Years ended March 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.005	.009	.014	.030	.061	.052
Distributions from net investment income	(.005)	(.009)	(.014)	(.030)	(.061)	(.052)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.51%	.88%	1.46%	3.04%	6.31%	5.31%
Ratios to Average Net Assets D
Expenses before expense reductions	.38% A	.38%	.38%	.37%	.39%	.40%
Expenses net of voluntary waivers, if any	.33% A	.33%	.33%	.33%	.33%	.33%
Expenses net of all reductions	.33% A	.33%	.33%	.33%	.33%	.33%
Net investment income	1.01% A	.87%	1.43%	2.89%	6.11%	5.17%
Supplemental Data
Net assets, end of period (in millions)	$ 210	$ 260	$ 206	$ 376	$ 271	$ 200

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class III

	Six months ended September 30, 2004	Years ended March 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.005	.008	.013	.029	.060	.051
Distributions from net investment income	(.005)	(.008)	(.013)	(.029)	(.060)	(.051)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.46%	.78%	1.34%	2.94%	6.20%	5.20%
Ratios to Average Net Assets D
Expenses before expense reductions	.48% A	.48%	.48%	.48%	.49%	.50%
Expenses net of voluntary waivers, if any	.43% A	.43%	.43%	.43%	.43%	.43%
Expenses net of all reductions	.43% A	.43%	.43%	.43%	.43%	.43%
Net investment income	.91% A	.77%	1.33%	2.88%	6.01%	5.10%
Supplemental Data
Net assets, end of period (in millions)	$ 2,029	$ 456	$ 439	$ 784	$ 789	$ 683

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Select Class

	Six months ended September 30, 2004	Years ended March 31,
	(Unaudited)	2004	2003	2002 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.006	.010	.015	.004
Distributions from net investment income	(.006)	(.010)	(.015)	(.004)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.56%	.98%	1.54%	.38%
Ratios to Average Net Assets E
Expenses before expense reductions	.29% A	.28%	.28%	.27% A
Expenses net of voluntary waivers, if any	.23% A	.23%	.23%	.23% A
Expenses net of all reductions	.23% A	.23%	.23%	.23% A
Net investment income	1.11% A	.98%	1.53%	1.90% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 127,400	$ 161,505	$ 24,271	$ 100

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period January 17, 2002 (commencement of sale of shares) to March 31, 2002.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Portfolio

Investment Changes

Maturity Diversification
Days	% of fund's investments 9/30/04	% of fund's investments 3/31/04	% of fund's investments 9/30/03
0 - 30	89.7	79.7	74.3
31 - 90	0.8	8.2	10.4
91 - 180	0.6	10.4	2.3
181 - 397	8.9	1.7	13.0
Weighted Average Maturity
	9/30/04	3/31/04	9/30/03
Tax-Exempt Portfolio	33 Days	29 Days	51 Days
All Tax-Free Money Market Funds Average*	36 Days	37 Days	49 Days
Asset Allocation (% of fund's net assets)
As of September 30, 2004	As of March 31, 2004
Variable Rate Demand Notes (VRDNs) 84.5%	Variable Rate Demand Notes (VRDNs) 70.2%
Commercial Paper (including CP Mode) 3.6%	Commercial Paper (including CP Mode) 5.3%
Tender Notes and Bonds 2.6%	Tender Notes and Bonds 8.4%
Municipal Notes 7.4%	Municipal Notes 10.0%
Municipal Bonds 0.1%	Municipal Bonds 0.0%
Fidelity Municipal Cash Central Fund 0.0%	Fidelity Municipal Cash Central Fund 2.9%
Other Investments 0.0%	Other Investments 1.7%
Net Other Assets 1.8%	Net Other Assets 1.5%

*Source: iMoneyNet, Inc.

Semiannual Report

Tax-Exempt Portfolio

Investments September 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 98.2%
	Principal Amount (000s)	Value (Note 1) (000s)
Alabama - 3.0%
Bessemer Med. Clinic Board Rev. Bonds Series PT 909, 1.15%, tender 3/3/05 (Liquidity Facility Danske Bank AS) (b)(c)(d)	$ 15,840	$ 15,840
Birmingham Med. Ctr. East Spl. Care Facilities Fing. Auth. Rev. Participating VRDN Series MT 16, 1.73% (Liquidity Facility Svenska Handelsbanken AB) (b)(c)	5,700	5,700
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 1995 B, 1.72%, VRDN (b)	18,400	18,400
Series 1999 A, 1.72%, VRDN (b)	16,850	16,850
Eutaw Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) 1.72%, VRDN (b)	2,500	2,500
Homewood Edl. Bldg. Auth. Rev. 1.72% (AMBAC Insured), VRDN (b)	29,740	29,740
Houston County Health Care Auth. Rev. Participating VRDN Series PT 880, 1.73% (Liquidity Facility Danske Bank AS) (b)(c)	4,100	4,100
Jefferson County Swr. Rev. Participating VRDN Series MS 00 397, 1.73% (Liquidity Facility Morgan Stanley) (b)(c)	8,545	8,545
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series C, 1.61%, VRDN (b)	12,000	12,000
Montgomery Baptist Med. Ctr. Spl. Care Facilities Fing. Auth. Rev. (Baptist Med. Ctr. Proj.) Series 1994 A, 1.74%, LOC AmSouth Bank NA, Birmingham, VRDN (b)	3,085	3,085
Tuscaloosa County Port Auth. Rev. (Capstone Hotel Ltd. Proj.) Series 1989 A, 1.73%, LOC Southtrust Bank NA, VRDN (b)	2,995	2,995
		119,755
Alaska - 0.1%
Alaska Hsg. Fin. Corp. Participating VRDN:
Series BA 97 F, 1.79% (Liquidity Facility Bank of America NA) (b)(c)	2,100	2,100
Series Merlots 99 D, 1.74% (Liquidity Facility Wachovia Bank NA) (b)(c)	3,300	3,300
		5,400
Arizona - 1.2%
Arizona School Facilities Board State School Impt. Rev. Participating VRDN Series Putters 483, 1.73% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(c)	3,800	3,800

	Principal Amount (000s)	Value (Note 1) (000s)
Arizona Trans. Board Hwy. Rev. Participating VRDN Series ROC II R1038, 1.75% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(c)	$ 4,145	$ 4,145
Phoenix Gen. Oblig. Participating VRDN Series PT 1436, 1.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	95	95
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Paradise Lakes Apt. Proj.) Series 1995, 1.75%, LOC Gen. Elec. Cap. Corp., VRDN (b)	18,000	18,000
Pima County Indl. Dev. Auth. Indl. Rev. Participating VRDN Series LB 00 L21, 1.75% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)	3,090	3,090
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series PT 1512, 1.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	1,660	1,660
Series SG 03 160, 1.73% (Liquidity Facility Societe Generale) (b)(c)	18,600	18,600
		49,390
Arkansas - 0.1%
Arkansas Hosp. Equip. Fin. Auth. (Baptist Health Proj.) Series 1995, 1.74% (MBIA Insured), VRDN (b)	1,950	1,950
California - 7.7%
California Dept. of Wtr. Resources Pwr. Supply Rev. Participating VRDN:
Series FRRI 03 L11, 1.75% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)	35,525	35,525
Series FRRI 03 L12, 1.75% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)	14,700	14,700
Series Putters 309, 1.72% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	13,095	13,095
Series Putters 310, 1.72% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	4,995	4,995
Series Putters 322, 1.72% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(c)	17,825	17,825
California Econ. Recovery Participating VRDN Series ROC II R6013, 1.72% (Liquidity Facility Citibank NA) (b)(c)	10,875	10,875
California Gen. Oblig.:
Participating VRDN Series Merlots 03 A29, 1.71% (Liquidity Facility Wachovia Bank NA) (b)(c)	12,275	12,275
RAN 3% 6/30/05 (a)	141,400	142,689
Garden Grove Agcy. Cmnty. Dev. Tax Allocation Rev. Participating VRDN Series PT 1979, 1.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	15	15
Los Angeles Unified School District Participating VRDN:
Series LB 04 L64, 1.75% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)	17,800	17,800
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Los Angeles Unified School District Participating VRDN: - continued
Series ROC II R25, 1.72% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(c)	$ 6,665	$ 6,665
Los Angeles Wastewtr. Sys. Rev. Participating VRDN:
Series EGL 03 33, 1.72% (Liquidity Facility Citibank NA, New York) (b)(c)	11,870	11,870
Series ROC II R4511, 1.72% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(c)	5,230	5,230
Pajaro Valley Unified School District Participating VRDN Series PA 1182, 1.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	4,290	4,290
Poway Redev. Agcy. Tax Allocation Rev. Participating VRDN Series Putters 372, 1.72% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	11,085	11,085
		308,934
Colorado - 1.8%
Arapahoe County Cherry Creek School District #5 Bonds Series Merlots 04 A4, 1.45%, tender 4/27/05 (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	7,020	7,020
Arapahoe Park & Recreation District Participating VRDN Series PT 1677, 1.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	1,600	1,600
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 1.87%, LOC Bank One NA, Chicago, VRDN (b)	19,100	19,100
Colorado Springs Utils. Rev. Participating VRDN:
Series SGA 88, 1.8% (Liquidity Facility Societe Generale) (b)(c)	10,100	10,100
Series SGB 28, 1.75% (Liquidity Facility Societe Generale) (b)(c)	12,000	12,000
Denver City & County Arpt. Rev. Participating VRDN:
Series Merlots 97 Q, 1.74% (Liquidity Facility Wachovia Bank NA) (b)(c)	2,900	2,900
Series MS 00 425, 1.78% (Liquidity Facility Morgan Stanley) (b)(c)	8,433	8,433
Moffat County Poll. Cont. Rev. (Colorado-UTE Elec. Assoc., Inc. Proj.) Series 1984, 1.85% (AMBAC Insured), VRDN (b)	1,125	1,125
Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series MS 01 679, 1.73% (Liquidity Facility Morgan Stanley) (b)(c)	6,915	6,915
Southern Ute Indian Tribe of Southern Ute Indian Reservation 1.8%, VRDN (b)	3,500	3,500
		72,693

	Principal Amount (000s)	Value (Note 1) (000s)
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1993 C, 1.94%, VRDN (b)	$ 5,000	$ 5,000
District Of Columbia - 0.9%
District of Columbia Gen. Oblig. Participating VRDN:
Series PT 1931, 1.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	5,900	5,900
Series PT 750, 1.73% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)	14,635	14,635
Series PT 852, 1.73% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)	5,455	5,455
Series ROC II 99 10, 1.75% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(c)	3,965	3,965
District of Columbia Wtr. & Swr. Auth. Participating VRDN Series PA 612, 1.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	5,320	5,320
		35,275
Florida - 7.7%
Alachua County Health Facilities Auth. Health Facilities Rev. Participating VRDN Series PT 834, 1.72% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)	15,030	15,030
Davie Rev. (United Jewish Cmnty. Proj.) 1.7%, LOC Bank of America NA, VRDN (b)	6,000	6,000
Deltona Util. Sys. Rev. Participating VRDN Series PT 2026, 1.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	5,260	5,260
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series EGL 01 0905, 1.75% (Liquidity Facility Citibank NA, New York) (b)(c)	5,630	5,630
Series EGL 96 C0905 Class A, 1.75% (Liquidity Facility Citibank NA, New York) (b)(c)	9,900	9,900
Series MSTC 01 161, 1.8% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(c)	6,395	6,395
Florida Board of Ed. Lottery Rev. Participating VRDN:
Series EGL 00 0904, 1.75% (Liquidity Facility Citibank NA, New York) (b)(c)	5,000	5,000
Series EGL 01 0904, 1.75% (Liquidity Facility Citibank NA, New York) (b)(c)	23,375	23,375
Series MS 01 570, 1.73% (Liquidity Facility Morgan Stanley) (b)(c)	13,555	13,555
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Florida - continued
Florida Board of Ed. Lottery Rev. Participating VRDN: - continued
Series MSTC 01 115, 1.8% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(c)	$ 35,955	$ 35,955
Series MSTC 01 160, 1.8% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(c)	13,315	13,315
Series PT 1687, 1.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	16,900	16,900
Florida Board of Ed. Pub. Ed. Participating VRDN Series SGA 00 102, 1.8% (Liquidity Facility Societe Generale) (b)(c)	25,700	25,700
Florida Dept. of Envir. Protection Preservation Rev. Participating VRDN Series PT 1897, 1.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	9,295	9,295
Florida Gen. Oblig. Participating VRDN Series ROC II R1001 1.75% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(c)	7,560	7,560
Florida Hsg. Fin. Agcy. (Town Colony II Proj.) Series 1985 EE, 1.71%, LOC Cr. Suisse First Boston Bank, VRDN (b)	3,600	3,600
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) 1.8%, VRDN (b)	5,100	5,100
JEA Elec. Sys. Rev. Participating VRDN Series PA 1068, 1.74% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	5,620	5,620
Lakeland Elec. & Wtr. Rev. Participating VRDN Series EGL 96 0901, 1.86% (Liquidity Facility Citibank NA, New York) (b)(c)	1,330	1,330
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 1.82%, VRDN (b)	11,150	11,150
Miami-Dade County Edl. Facilities Auth. Rev. Participating VRDN Series PT 2078, 1.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	4,320	4,320
Miami-Dade County Health Facilities Auth. Hosp. Rev. Participating VRDN Series PT 721, 1.72% (Liquidity Facility BNP Paribas SA) (b)(c)	9,300	9,300
Miami-Dade County Pub. Svc. Tax Rev. Participating VRDN Series MSTC 02 9043, 1.76% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(c)	3,160	3,160
Miami-Dade County School Board Ctfs. of Prtn. Participating VRDN Series PT 845, 1.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	6,400	6,400
Orange County Tourist Dev. Tax Rev. Participating VRDN Series MS 817, 1.73% (Liquidity Facility Morgan Stanley) (b)(c)	7,315	7,315

	Principal Amount (000s)	Value (Note 1) (000s)
Orlando Utils. Commission Wtr. & Elec. Rev. Participating VRDN:
Series PT 2285, 1.72% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	$ 9,525	$ 9,525
Series PT 2372, 1.71% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	6,150	6,150
Palm Beach County Rev. (Morse Oblig. Group Proj.) 1.72%, LOC Key Bank NA, VRDN (b)	10,000	10,000
Pasco County Indl. Dev. Rev. (Academy Lakes Day School Proj.) 1.75%, LOC Bank of America NA, VRDN (b)	2,070	2,070
Tampa Bay Wtr. Util. Sys. Rev. Participating VRDN Series BA 01 N, 1.77% (Liquidity Facility Bank of America NA) (b)(c)	5,200	5,200
Tampa Sports Auth. Rev. Participating VRDN Series SGA 61, 1.8% (Liquidity Facility Societe Generale) (b)(c)	19,400	19,400
		308,510
Georgia - 2.8%
Atlanta Arpt. Rev. Participating VRDN Series EGL 00 1003, 1.75% (Liquidity Facility Citibank NA, New York) (b)(c)	10,000	10,000
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN Series Putters 513, 1.71% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(c)	10,875	10,875
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Oglethorpe Pwr. Corp. Vogtle Proj.) Series 1998 A, 1.67% tender 10/27/04 (AMBAC Insured) (Liquidity Facility RaboBank Nederland Coop. Central), CP mode	8,900	8,900
Cobb County Dev. Auth. Rev. (Presbyterian Village, Austell, Inc. Obligated Group Proj.) Series 2004 B, 1.7%, LOC Allied Irish Banks PLC, VRDN (b)	5,450	5,450
Fulton County Dev. Auth. Participating VRDN Series MS 960, 1.73% (Liquidity Facility Morgan Stanley) (b)(c)	5,000	5,000
Georgia Gen. Oblig. Participating VRDN:
Series EGL 01 1001, 1.75% (Liquidity Facility Citibank NA, New York) (b)(c)	10,580	10,580
Series EGL 04 1004, 1.75% (Liquidity Facility Citibank NA) (b)(c)	5,000	5,000
Series Putters 493, 1.71% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	6,300	6,300
Georgia Muni. Elec. Auth. Bonds (Gen. Resolution Projs.) Series 1985 A, 1.65% tender 10/15/04, LOC JPMorgan Chase Bank, CP mode	38,100	38,100
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN:
Series BA 02 D, 1.77% (Liquidity Facility Bank of America NA) (b)(c)	6,810	6,810
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Georgia - continued
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN: - continued
Series PT 2154, 1.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	$ 3,005	$ 3,005
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Participating VRDN Series ROC II R4011, 1.75% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(c)	3,225	3,225
		113,245
Hawaii - 0.1%
Hawaii Gen. Oblig. Participating VRDN Series ROC II R153, 1.75% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(c)	3,300	3,300
Illinois - 7.6%
Chicago Board of Ed. Participating VRDN:
Series BA 96 BB, 1.79% (Liquidity Facility Bank of America NA) (b)(c)	9,000	9,000
Series MSDW 01 467, 1.73% (Liquidity Facility Morgan Stanley) (b)(c)	3,000	3,000
Chicago Gen. Oblig. Participating VRDN:
Series Merlots 00 A12, 1.74% (Liquidity Facility Wachovia Bank NA) (b)(c)	2,200	2,200
Series MS 00 426, 1.73% (Liquidity Facility Morgan Stanley) (b)(c)	7,695	7,695
Series PA 643R, 1.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	5,895	5,895
Chicago Pub. Bldg. Commission Bldg. Rev. Participating VRDN Series PT 1835, 1.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	5,995	5,995
Chicago Skyway Toll Bridge Rev. Participating VRDN Series EGL 01 1304, 1.75% (Liquidity Facility Citibank NA, New York) (b)(c)	3,000	3,000
Chicago Wtr. Rev. Participating VRDN Series Merlots 00 TT, 1.74% (Liquidity Facility Wachovia Bank NA) (b)(c)	5,200	5,200
Cook County Gen. Oblig. Participating VRDN Series EGL 01 1302, 1.75% (Liquidity Facility Citibank NA, New York) (b)(c)	6,700	6,700
Illinois Edl. Facilities Auth. Revs. Participating VRDN Series Merlots 97 U, 1.74% (Liquidity Facility Wachovia Bank NA) (b)(c)	4,250	4,250
Illinois Fin. Auth. Rev.:
Participating VRDN Series ROC II R6015, 1.75% (Liquidity Facility Citibank NA) (b)(c)	5,000	5,000
(Alexian Brothers Health Sys. Proj.) 1.67%, LOC Bank One NA, Chicago, VRDN (b)	77,100	77,100

	Principal Amount (000s)	Value (Note 1) (000s)
Illinois Gen. Oblig.:
Bonds Series PT 974, 1.8%, tender 6/23/05 (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)(d)	$ 12,480	$ 12,480
Participating VRDN:
Series EGL 00 1304, 1.75% (Liquidity Facility Citibank NA, New York) (b)(c)	2,300	2,300
Series Merlots 02 A49, 1.74% (Liquidity Facility Wachovia Bank NA) (b)(c)	5,900	5,900
Series MS 98 143, 1.73% (Liquidity Facility Morgan Stanley) (b)(c)	24,975	24,975
Series PT 1975, 1.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	4,025	4,025
Series Putters 133, 1.73% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(c)	4,955	4,955
Illinois Health Facilities Auth. Rev.:
(Little Co. of Mary Hosp. Proj.) 1.72%, LOC U.S. Bank NA, Minnesota, VRDN (b)	9,500	9,500
(Memorial Health Sys. Proj.) 1.77%, LOC Bank One NA, Chicago, VRDN (b)	4,500	4,500
(Swedish Covenant Hosp. Proj.):
Series 2003 A, 1.67%, LOC Lasalle Bank NA, VRDN (b)	18,625	18,625
Series 2003 B, 1.67%, LOC Lasalle Bank NA, VRDN (b)	26,400	26,400
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series EGL 01 1306, 1.75% (Liquidity Facility Citibank NA, New York) (b)(c)	8,600	8,600
Series Merlots 02 A24, 1.74% (Liquidity Facility Wachovia Bank NA) (b)(c)	4,970	4,970
Joliet Wtrwks. & Swr. Rev. Participating VRDN Series Stars 61, 1.73% (Liquidity Facility BNP Paribas SA) (b)(c)	9,595	9,595
Lake County Cmnty. High School District Participating VRDN Series Stars 92, 1.73% (Liquidity Facility BNP Paribas SA) (b)(c)	12,000	12,000
Lake County Forest Preservation District Bonds 0% 12/1/04	5,850	5,836
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN Series MS 962, 1.79% (Liquidity Facility Morgan Stanley) (b)(c)	2,915	2,915
Quad Cities Reg'l. Econ. Dev. Auth. Rev. (Two Rivers YMCA, Inc. Proj.) 1.77%, LOC U.S. Bank NA, Minnesota, VRDN (b)	2,600	2,600
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Univ. of Illinois Auxiliary Facilities Sys. Rev. Participating VRDN:
Series EGL 00 1301, 1.75% (Liquidity Facility Citibank NA, New York) (b)(c)	$ 6,855	$ 6,855
Series SG 65, 1.73% (Liquidity Facility Societe Generale) (b)(c)	3,000	3,000
		305,066
Indiana - 2.3%
Indiana Edl. Facilities Auth. Rev. (Earlham College Proj.) Series E, 1.72%, LOC U.S. Bank NA, Minnesota, VRDN (b)	8,025	8,025
Indiana Health Facilities Fing. Auth. Hosp. Rev. (Clarian Health Partners, Inc. Proj.) Series 2003 I, 1.67% (Liquidity Facility Bank of Nova Scotia New York Agcy.), VRDN (b)	9,000	9,000
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Participating VRDN Series PT 1412, 1.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	12,455	12,455
Indiana Toll Road Commission Toll Road Rev. Participating VRDN:
Series Merlots 01 A104, 1.74% (Liquidity Facility Wachovia Bank NA) (b)(c)	3,340	3,340
Series Stars 103, 1.71% (Liquidity Facility BNP Paribas SA) (b)(c)	15,445	15,445
Indiana Trans. Fin. Auth. Hwy. Participating VRDN Series Merlots B18, 1.74% (Liquidity Facility Wachovia Bank NA) (b)(c)	5,000	5,000
Indiana Univ. Revs. 1.6% 10/12/04, LOC Bank One NA, Chicago, CP	4,400	4,400
Indianapolis Thermal Energy Sys. Participating VRDN Series PT 2080, 1.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	2,995	2,995
Purdue Univ. Rev. Series 2004 S, 1.73%, VRDN (b)	5,425	5,425
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1993, 1.85%, LOC U.S. Bank NA, Minnesota, VRDN (b)	1,200	1,200
Sullivan Poll. Cont. Rev. Bonds (Hoosier Energy Rural Elec. Coop. Proj.):
Series 1984 L4, 1.52% tender 10/5/04 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	6,985	6,985
Series 1985 L1, 1.52% tender 10/5/04 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	5,400	5,400

	Principal Amount (000s)	Value (Note 1) (000s)
Valparaiso Econ. Dev. Rev. (Indiana Retirement Cmnty. Proj.) 1.85%, LOC Bank One NA, Chicago, VRDN (b)	$ 1,600	$ 1,600
Westfield Independent High School Bldg. Corp. Participating VRDN Series Putters 98 236, 1.73% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	10,065	10,065
		91,335
Iowa - 0.2%
Grinnell Hosp. Rev. (Grinnell Reg'l. Med. Ctr. Proj.) 1.77%, LOC U.S. Bank NA, Minnesota, VRDN (b)	4,735	4,735
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y of Marshalltown Proj.) 1.75%, LOC Bank of America NA, VRDN (b)	2,500	2,500
		7,235
Kansas - 0.1%
Kansas Dept. of Trans. Hwy. Rev. Participating VRDN Series EGL 00 1601, 1.75% (Liquidity Facility Citibank NA, New York) (b)(c)	4,000	4,000
Kentucky - 2.4%
Kentucky Asset/Liability Commission Gen. Fund Rev. TRAN Series A, 3% 6/29/05	51,900	52,450
Kentucky Hsg. Corp. Single Family Mtg. Rev. Participating VRDN Series PT 741, 1.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	5	5
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series EGL 01 1701, 1.75% (Liquidity Facility Citibank NA, New York) (b)(c)	3,915	3,915
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.):
Series 1984 B1, 1.85% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	2,600	2,600
Series 1984 B2, 1.85% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	7,350	7,350
Series 1984 B3, 1.85% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	6,775	6,775
Middletown Rev. (Christian Academy Proj.) Series 1997, 1.85%, LOC Bank One, Kentucky NA, VRDN (b)	10,000	10,000
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1992 A, 1.41% tender 10/6/04, CP mode	14,100	14,100
		97,195
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Louisiana - 0.2%
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Participating VRDN Series Merlots 03 A46, 1.74% (Liquidity Facility Wachovia Bank NA) (b)(c)	$ 8,100	$ 8,100
Maine - 0.3%
Maine Health & Higher Ed. Facilities Auth. Rev. Participating VRDN Series PT 1923, 1.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	2,745	2,745
Maine Hsg. Auth. Gen. Hsg. Rev. Participating VRDN Series PT 2336, 1.74% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	4,950	4,950
Maine Tpk. Auth. Tpk. Rev. Participating VRDN Series EGL 00 1901, 1.75% (Liquidity Facility Citibank NA, New York) (b)(c)	3,975	3,975
		11,670
Maryland - 2.0%
Anne Arundel County Gen. Oblig. Series A, 1.1% 10/5/04, CP	9,500	9,500
Anne Arundel County Port Facilities Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 1.62% tender 10/12/04, LOC Wachovia Bank NA, CP mode	3,000	3,000
Baltimore County Poll. Cont. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 1.65% tender 10/8/04, LOC Wachovia Bank NA, CP mode	15,740	15,740
Baltimore Rev. Participating VRDN Series SGA 20, 1.75% (Liquidity Facility Societe Generale) (b)(c)	5,500	5,500
Maryland Health & Higher Edl. Facilities Auth. Rev. Series A, 1.6% 10/12/04, CP	24,965	24,965
Montgomery County Econ. Dev. Rev. (Riderwood Village, Inc. Proj.) 1.72%, LOC Manufacturers & Traders Trust Co., VRDN (b)	20,000	20,000
		78,705
Massachusetts - 0.3%
Massachusetts Gen. Oblig. Participating VRDN Series EGL 04 0005, 1.72% (Liquidity Facility Citibank NA) (b)(c)	12,000	12,000
Michigan - 2.5%
Detroit City School District Participating VRDN:
Series BA 01 P, 1.79% (Liquidity Facility Bank of America NA) (b)(c)	6,075	6,075
Series PT 1579, 1.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	13,040	13,040

	Principal Amount (000s)	Value (Note 1) (000s)
Detroit Swr. Disp. Rev. Participating VRDN Series PA 1183, 1.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	$ 8,025	$ 8,025
Detroit Wtr. Supply Sys. Rev. Participating VRDN:
Series Merlots 00 D, 1.74% (Liquidity Facility Wachovia Bank NA) (b)(c)	2,000	2,000
Series SG 64, 1.72% (Liquidity Facility Societe Generale) (b)(c)	2,000	2,000
Huron Valley School District Participating VRDN Series EGL 01 2203, 1.75% (Liquidity Facility Citibank NA, New York) (b)(c)	13,375	13,375
Michigan Bldg. Auth. Rev. Participating VRDN:
Series AAB 03 35, 1.74% (Liquidity Facility ABN-AMRO Bank NV) (b)(c)	10,595	10,595
Series EGL 01 2202, 1.75% (Liquidity Facility Citibank NA, New York) (b)(c)	8,145	8,145
Series PA 889R, 1.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	7,795	7,795
Michigan Gen. Oblig. Participating VRDN Series Putters 125, 1.73% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(c)	9,055	9,055
Michigan Hosp. Fin. Auth. Hosp. Rev. Series C, 1.56%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	11,900	11,900
Michigan Muni. Bond Auth. Rev. Participating VRDN Series LB 04 L57J, 1.75% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)	5,800	5,800
Wayne-Westland Cmnty. Schools Participating VRDN Series MS 98 67, 1.73% (Liquidity Facility Morgan Stanley) (b)(c)	1,000	1,000
		98,805
Minnesota - 1.6%
Duluth Econ. Dev. Auth. Health Care Facilities Rev. (Miller-Dwan Med. Ctr. #97 Proj.) 1.77%, LOC U.S. Bank NA, Minnesota, VRDN (b)	3,850	3,850
Minneapolis & Saint Paul Hsg. Fin. Board Rev. Participating VRDN Series MS 01 634, 1.77% (Liquidity Facility Morgan Stanley) (b)(c)	7,800	7,800
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Participating VRDN:
Series Merlots 00 ZZ, 1.74% (Liquidity Facility Wachovia Bank NA) (b)(c)	3,285	3,285
Series SGA 121, 1.75% (Liquidity Facility Societe Generale) (b)(c)	3,700	3,700
Minnesota Gen. Oblig. Participating VRDN:
Series EGL 01 2301, 1.75% (Liquidity Facility Citibank NA, New York) (b)(c)	3,300	3,300
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Minnesota - continued
Minnesota Gen. Oblig. Participating VRDN: - continued
Series MS 01 719, 1.73% (Liquidity Facility Morgan Stanley) (b)(c)	$ 6,855	$ 6,855
Minnesota Hsg. Fin. Agcy. Bonds (Residential Hsg. Fin. Prog.) Series PT 114, 1.35%, tender 12/9/04 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	12,475	12,475
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 1.6%, LOC Fannie Mae, VRDN (b)	21,400	21,400
Roseville Health Care Facilities (Presbyterian Homes Proj.) 1.77%, LOC U.S. Bank NA, Minnesota, VRDN (b)	3,505	3,505
		66,170
Mississippi - 0.8%
Mississippi Dev. Bank Spl. Oblig. Bonds Series Merlots 00 HH, 1.8%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	3,100	3,100
Mississippi Gen. Oblig. Participating VRDN:
Series EGL 99 2401, 1.75% (Liquidity Facility Citibank NA, New York) (b)(c)	5,300	5,300
Series MS 905, 1.73% (Liquidity Facility Morgan Stanley) (b)(c)	3,325	3,325
Series Putters 138, 1.73% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(c)	14,395	14,395
Series ROC II R1043, 1.75% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(c)	4,455	4,455
		30,575
Missouri - 1.3%
Curators of the Univ. of Missouri Participating VRDN Series LB 04 L44, 1.75% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)	15,000	15,000
Kansas City School District Bldg. Corp. Rev. Participating VRDN Series MS 908, 1.73% (Liquidity Facility Morgan Stanley) (b)(c)	1,788	1,788
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
Participating VRDN Series SG 157, 1.73% (Liquidity Facility Societe Generale) (b)(c)	14,840	14,840
(De Smet Jesuit High School Proj.) Series 2002, 1.77%, LOC U.S. Bank NA, Minnesota, VRDN (b)	5,900	5,900
(Saint Louis Univ. Proj.):
Series 1999 B, 1.77% (Liquidity Facility Bank of America NA), VRDN (b)	5,000	5,000
1.77% (Liquidity Facility U.S. Bank NA, Minnesota), VRDN (b)	4,990	4,990

	Principal Amount (000s)	Value (Note 1) (000s)
Platte County Reorganized School District Participating VRDN Series PT 2180, 1.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	$ 5,255	$ 5,255
		52,773
Nebraska - 0.6%
Muni. Energy Agcy. Pwr. Swr. Rev. Participating VRDN Series ROC II R2051, 1.75% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(c)	4,390	4,390
Omaha Gen. Oblig. Participating VRDN:
Series EGL 00 2701, 1.75% (Liquidity Facility Citibank NA, New York) (b)(c)	9,000	9,000
Series MSTC 00 108, 1.8% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(c)	9,495	9,495
		22,885
Nevada - 0.4%
Nevada Gen. Oblig. Participating VRDN:
Series SG 39, 1.73% (Liquidity Facility Societe Generale) (b)(c)	9,160	9,160
Series SGB 31, 1.75% (Liquidity Facility Societe Generale) (b)(c)	7,600	7,600
		16,760
New Hampshire - 0.5%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Participating VRDN Series PT 1810, 1.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	5,280	5,280
New Hampshire Bus. Fin. Auth. Resource Recovery Rev. (Wheelabrator Concord Co. LP Proj.) Series 1997 A, 1.71%, LOC Wachovia Bank NA, VRDN (b)	7,400	7,400
New Hampshire Health & Ed. Facilities Auth. Rev. (Riverwoods at Exeter Proj.) 1.74%, LOC Fleet Nat'l. Bank, VRDN (b)	8,860	8,860
		21,540
New Jersey - 2.8%
New Jersey Econ. Dev. Auth. Rev. Participating VRDN:
Series PA 1253, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	9,110	9,110
Series PA 827R, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	4,995	4,995
New Jersey Edl. Facilities Auth. Rev. Participating VRDN:
Series ROC II R2102, 1.72% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(c)	4,750	4,750
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New Jersey - continued
New Jersey Edl. Facilities Auth. Rev. Participating VRDN: - continued
Series ROC II R5033, 1.72% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(c)	$ 2,080	$ 2,080
New Jersey Gen. Oblig. Participating VRDN:
Series LB04 L55J, 1.75% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)	48,700	48,700
Series MSTC 01 174, 1.8% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(c)	12,600	12,600
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN:
Series EGL 03 0041, 1.72% (Liquidity Facility Citibank NA, New York) (b)(c)	3,900	3,900
Series FRRI 02 L30J, 1.75% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)	12,900	12,900
Series PT 2105, 1.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	13,045	13,045
		112,080
New York - 7.8%
Metropolitan Trans. Auth. Dedicated Tax Fund Participating VRDN Series PT 2014, 1.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	11,245	11,245
Metropolitan Trans. Auth. Rev. Participating VRDN:
Series PA 1040, 1.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	7,000	7,000
Series PT 1103, 1.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	16,095	16,095
Series ROC II R282, 1.71% (Liquidity Facility Citibank NA) (b)(c)	20,195	20,195
New York City Gen. Oblig. Participating VRDN:
Series MS 01 525, 1.71% (Liquidity Facility Morgan Stanley) (b)(c)	5,910	5,910
Series PT 2157, 1.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	7,415	7,415
Series ROC II 251, 1.76% (Citigroup Global Markets Hldgs., Inc. Guaranteed) (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(c)	12,000	12,000
Series ROC II R6026, 1.71% (Liquidity Facility Citibank NA) (b)(c)	17,100	17,100
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series EGL 04 0015, 1.71% (Liquidity Facility Citibank NA) (b)(c)	20,175	20,175
Series EGL 04 35 Class A, 1.75% (Liquidity Facility Citibank NA) (b)(c)	4,950	4,950
Series EGL 3207, 1.71% (Liquidity Facility Citibank NA, New York) (b)(c)	2,500	2,500

	Principal Amount (000s)	Value (Note 1) (000s)
Series MS 726X, 1.71% (Liquidity Facility Morgan Stanley) (b)(c)	$ 18,995	$ 18,995
Series MS 914, 1.71% (Liquidity Facility Morgan Stanley) (b)(c)	4,600	4,600
Series PA 523, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	32,640	32,640
Series PA 960, 1.74% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	7,100	7,100
New York State Dorm. Auth. Revs. Participating VRDN:
Series MSDW 00 305, 1.71% (Liquidity Facility Morgan Stanley) (b)(c)	13,670	13,670
Series PT 2247, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	5,210	5,210
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Participating VRDN Series ROC II R293, 1.71% (Liquidity Facility Citibank NA) (b)(c)	12,310	12,310
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series Putters 405, 1.71% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	15	15
New York Transitional Fin. Auth. Rev. Participating VRDN:
Series FRRI 02 L11, 1.75% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)	56,000	56,000
Series MS 01 698, 1.71% (Liquidity Facility Morgan Stanley) (b)(c)	4,916	4,916
Series Putters 424, 1.71% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	6,895	6,895
Series ROC II R4052, 1.71% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(c)	16,325	16,325
Tobacco Settlement Fing. Corp. Bonds Series PT 875, 1.35%, tender 12/9/04 (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)(d)	10,450	10,450
		313,711
Non State Specific - 0.1%
Clipper Tax-Exempt Trust Participating VRDN Series 2003 13, 1.81% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)	3,800	3,800
North Carolina - 2.8%
Charlotte Wtr. & Swr. Sys. Rev. Series 2002 B, 1.7% (Liquidity Facility Wachovia Bank NA), VRDN (b)	10,450	10,450
North Carolina Cap. Facilities Fin. Agcy. Rev. (Cap. Area YMCA Proj.) 1.7%, LOC Wachovia Bank NA, VRDN (b)	13,700	13,700
North Carolina Cap. Facilities Fin. Agcy. Student Rev. (Wolfpack Club Student Hsg. Fund LLC Proj.) Series A, 1.72%, LOC Wachovia Bank NA, VRDN (b)	15,910	15,910
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
North Carolina - continued
North Carolina Ctfs. of Prtn. Participating VRDN Series Putters 429, 1.71% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	$ 6,150	$ 6,150
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN:
Series MS 00 209, 1.73% (Liquidity Facility Morgan Stanley) (b)(c)	6,665	6,665
Series PA 693, 1.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	6,495	6,495
North Carolina Gen. Oblig. Participating VRDN:
Series MSTC 01 125, 1.8% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(c)	6,400	6,400
Series PA 1246, 1.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	7,500	7,500
Series PT 2207, 1.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	8,560	8,560
North Carolina Med. Care Commission Retirement Facilities Rev. (The Givens Estates Proj.) Series 2003 C, 1.72%, LOC Bank of Scotland, VRDN (b)	9,000	9,000
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Participating VRDN:
Series PT 900, 1.73% (Liquidity Facility BNP Paribas SA) (b)(c)	9,695	9,695
Series Putters 341, 1.71% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(c)	6,755	6,755
Series ROC II R211, 1.75% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(c)	4,330	4,330
		111,610
North Dakota - 0.2%
Ward County Health Care Facility Rev. Series 2002 A, 1.77%, LOC U.S. Bank NA, Minnesota, VRDN (b)	7,850	7,850
Ohio - 1.9%
Akron Income Tax Rev. Participating VRDN Series Putters 381, 1.71% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	5,430	5,430
Cincinnati City School District Participating VRDN Series EGL 04 0034, 1.75% (Liquidity Facility Citibank NA) (b)(c)	6,000	6,000
Erie County Health Care Facilities Rev. (Commons of Providence Proj.) Series 1999 B, 1.84%, LOC Bank One NA, VRDN (b)	3,400	3,400
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 1996, 1.77%, LOC Bank One NA, VRDN (b)	11,455	11,455

	Principal Amount (000s)	Value (Note 1) (000s)
Ohio Gen. Oblig. Participating VRDN:
Series PT 1823, 1.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	$ 6,395	$ 6,395
Series Putters 389, 1.71% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	5,485	5,485
Series Putters 511, 1.71% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(c)	10,405	10,405
Ohio Higher Edl. Facility Commission Rev. (Pooled Fing. Prog.):
Series 1997, 1.8%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	5,205	5,205
Series 1999, 1.8%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	7,800	7,800
Summit County Civic Facilities Rev. (YMCA of Akron Proj.) Series 1997, 1.75%, LOC Key Bank NA, VRDN (b)	3,570	3,570
Warren County Health Care Facilities Rev. (Otterbein Homes Proj.) Series 1998 B, 1.73%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	11,085	11,085
		76,230
Oklahoma - 1.4%
Oklahoma Dev. Fin. Auth. Rev. (Continuing Care Cmnty. Proj.) Series 2002 C, 1.77%, LOC KBC Bank NV, VRDN (b)	3,500	3,500
Oklahoma Industries Auth. Rev. Participating VRDN Series Putters 455Z, 1.73% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	7,495	7,495
Payne County Econ. Dev. Auth. Student Hsg. Rev. (OSUF Phase III Proj.) 1.71% (AMBAC Insured), VRDN (b)	45,800	45,800
Tulsa County Indl. Auth. Rev. (Montereau Warren Woods Proj.) 1.74%, LOC BNP Paribas SA, VRDN (b)	200	200
		56,995
Oregon - 0.5%
Oregon Dept. of Trans. Hwy. User Tax Rev. Participating VRDN Series Putters 469, 1.73% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	9,775	9,775
Port Morrow Poll. Cont. Rev. Participating VRDN Series FRRI 03 F4J, 1.85% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)	10,000	10,000
		19,775
Pennsylvania - 6.1%
Allegheny County Hosp. Dev. Auth. Rev. Participating VRDN:
Series PT 762, 1.71% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)	78,485	78,485
Series PT 878, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	23,965	23,965
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - continued
Chester County Health & Ed. Facilities Auth. Retirement Cmnty. Rev. (Kendal-Crosslands Communities Proj.) Series 2003, 1.72%, LOC Allied Irish Banks PLC, VRDN (b)	$ 2,900	$ 2,900
Delaware County Auth. Hosp. Rev. (Crozer-Chester Med. Ctr. Proj.) Series 1996, 1.61%, LOC KBC Bank NV, VRDN (b)	4,485	4,485
Erie County Gen. Oblig. Participating VRDN Series PT 1961, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	6,480	6,480
Harrisburg Auth. Wtr. Rev. Series 2002 B, 1.74% (FSA Insured), VRDN (b)	8,000	8,000
Lancaster Higher Ed. Auth. College Rev. (Franklin & Marshall College Proj.) Series 1997, 1.79% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	14,410	14,410
Luzerne County Indl. Dev. Auth. Rev. (United Methodist Homes Proj.) 1.75%, LOC Bank of New York, New York, VRDN (b)	5,520	5,520
Montgomery Higher Ed. & Health Auth. Hosp. Rev. Participating VRDN Series MSTC 98 31 Class A, 1.78% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(c)	10,000	10,000
Penn State Higher Edl. Facilities Auth. (Student Assoc., Inc. Proj.) Series C, 1.72%, LOC Wachovia Bank NA, VRDN (b)	9,080	9,080
Pennsylvania Gen. Oblig. Participating VRDN:
Series EGL 04 43 Class A, 1.75% (Liquidity Facility Citibank NA) (b)(c)	5,750	5,750
Series MSTC 00 110, 1.8% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(c)	7,020	7,020
Series Putters 512, 1.71% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(c)	14,020	14,020
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Participating VRDN Series Putters 366Z, 1.71% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	5,000	5,000
Philadelphia Gas Works Rev. Participating VRDN Series PT 1144, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	5,000	5,000
Philadelphia School District:
Participating VRDN Series Stars 04 88, 1.71% (Liquidity Facility BNP Paribas SA) (b)(c)	5,500	5,500
TRAN 3% 6/30/05	21,300	21,517

	Principal Amount (000s)	Value (Note 1) (000s)
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN:
Series FRRI 02 L16, 1.75% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)	$ 6,150	$ 6,150
Series SG 158, 1.71% (Liquidity Facility Societe Generale) (b)(c)	9,195	9,195
Scranton-Lackawanna Health & Welfare Auth. Rev. (Elan Gardens Proj.) Series 1996, 1.77%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	3,850	3,850
		246,327
Rhode Island - 0.2%
Rhode Island & Providence Plantation Participating VRDN Series MS 01 568, 1.73% (Liquidity Facility Morgan Stanley) (b)(c)	9,720	9,720
South Carolina - 1.2%
Horry County School District Participating VRDN Series PT 2033, 1.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	3,750	3,750
Richland County School District #1 Participating VRDN Series AAB 03 29, 1.75% (Liquidity Facility ABN-AMRO Bank NV) (b)(c)	10,000	10,000
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Caflin Univ. Proj.) 1.7%, LOC Bank of America NA, VRDN (b)	9,900	9,900
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series EGL 00 4001, 1.75% (Liquidity Facility Citibank NA, New York) (b)(c)	2,000	2,000
Series EGL 03 0044, 1.75% (Liquidity Facility Citibank NA, New York) (b)(c)	4,200	4,200
Series PT 1846, 1.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	8,640	8,640
South Carolina Trans. Infrastructure Bank Rev. Participating VRDN Series SGA 116, 1.8% (Liquidity Facility Societe Generale) (b)(c)	8,365	8,365
		46,855
Tennessee - 1.3%
Bristol Health & Edl. Facilities Board Rev. Participating VRDN Series LB 03 L42J, 1.75% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)	8,420	8,420
Johnson City Health & Edl. Hosp. Rev. Participating VRDN Series LB 03 L8J, 1.75% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)	6,000	6,000
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. Participating VRDN Series PA 750, 1.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	8,935	8,935
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Tennessee - continued
Memphis Elec. Sys. Rev. Participating VRDN Series MS 880, 1.73% (Liquidity Facility Morgan Stanley) (b)(c)	$ 5,500	$ 5,500
Memphis Health, Edl. & Hsg. Facilities Board (Watergrove Apts. Proj.) Series 2004, 1.7%, LOC Freddie Mac, VRDN (b)	11,125	11,125
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev. (Nashville Symphony Hall Proj.) 1.7%, LOC Bank of America NA, VRDN (b)	3,000	3,000
Shelby County Gen. Oblig. Participating VRDN Series EGL 00 4201, 1.75% (Liquidity Facility Citibank NA, New York) (b)(c)	8,000	8,000
		50,980
Texas - 15.0%
Austin Elec. Util. Sys. Rev. Participating VRDN:
Series EGL 01 4302, 1.75% (Liquidity Facility Citibank NA, New York) (b)(c)	10,000	10,000
Series PT 1699, 1.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	2,780	2,780
Series SGA 131, 1.75% (Liquidity Facility Societe Generale) (b)(c)	8,605	8,605
Austin Gen. Oblig. Participating VRDN Series EGL 00 4305, 1.75% (Liquidity Facility Citibank NA, New York) (b)(c)	5,955	5,955
Austin Util. Sys. Rev. Participating VRDN Series BA 98 V, 1.76% (Liquidity Facility Bank of America NA) (b)(c)	10,000	10,000
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN Series EGL 00 4303, 1.75% (Liquidity Facility Citibank NA, New York) (b)(c)	5,000	5,000
Bexar County Health Facilities Dev. Corp. Rev. (Warm Springs Rehabilitation Proj.) Series 1997, 1.74%, LOC JPMorgan Chase Bank, VRDN (b)	4,200	4,200
Canutillo Independent School District Participating VRDN Series PT 1936, 1.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	4,860	4,860
Comal Independent School District Participating VRDN Series PT 1676, 1.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	5,990	5,990
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series EGL 01 4310, 1.75% (Liquidity Facility Citibank NA, New York) (b)(c)	6,290	6,290
Dallas County Util. & Reclamation District Rev. Participating VRDN Series PA 1136R, 1.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	6,570	6,570

	Principal Amount (000s)	Value (Note 1) (000s)
Eanes Independent School District Participating VRDN Series PT 1681, 1.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	$ 3,465	$ 3,465
Edinburg Consolidated Independent School District Participating VRDN Series SGA 106, 1.75% (Liquidity Facility Societe Generale) (b)(c)	2,485	2,485
Frisco Gen. Oblig. Participating VRDN:
Series MSTC 01 170, 1.75% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(c)	13,105	13,105
Series PT 1905, 1.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	4,125	4,125
Harlandale Independent School District Participating VRDN Series SGA 100, 1.75% (Liquidity Facility Societe Generale) (b)(c)	7,480	7,480
Harris County Gen. Oblig. Participating VRDN:
Series EGL 01 4305, 1.75% (Liquidity Facility Citibank NA, New York) (b)(c)	4,500	4,500
Series PA 02 1095, 1.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	11,185	11,185
Harris County Health Facilities Dev. Corp. Rev.:
Participating VRDN Series PA 687, 1.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	3,625	3,625
(Saint Dominic Village Proj.) Series 2000, 1.74%, LOC JPMorgan Chase Bank, VRDN (b)	5,000	5,000
Harris County-Houston Sports Auth. Spl. Rev. (Rodeo Proj.) Series 2001 C, 1.77% (MBIA Insured), VRDN (b)	11,300	11,300
Houston Arpt. Sys. Rev. Participating VRDN:
Series EGL 01 4306, 1.75% (Liquidity Facility Citibank NA, New York) (b)(c)	8,910	8,910
Series SG 03 161, 1.74% (Liquidity Facility Societe Generale) (b)(c)	3,900	3,900
Houston Gen. Oblig. Participating VRDN:
Series EGL 04 23 Class A, 1.75% (Liquidity Facility Citibank NA) (b)(c)	4,950	4,950
Series PT 2214, 1.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	10,730	10,730
Series PT 969, 1.73% (Liquidity Facility DEPFA BANK PLC) (b)(c)	18,835	18,835
Houston Higher Ed. Fin. Corp. Higher Ed. Rev.:
Participating VRDN Series EGL 01 4303, 1.75% (Liquidity Facility Citibank NA, New York) (b)(c)	7,500	7,500
Series A, 1.05% 10/14/04, CP	7,200	7,200
Houston Independent School District Bonds 1.73%, tender 6/15/05 (Permanent School Fund of Texas Guaranteed) (b)	14,920	14,920
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Houston Util. Sys. Rev. Participating VRDN Series Putters 906, 1.73% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	$ 5,000	$ 5,000
Houston Wtr. & Swr. Sys. Rev. Participating VRDN:
Series BA 02 F, 1.77% (Liquidity Facility Bank of America NA) (b)(c)	6,525	6,525
Series MSTC 01 111, 1.8% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(c)	6,000	6,000
Series SG 120, 1.73% (Liquidity Facility Societe Generale) (b)(c)	7,705	7,705
Series Stars 60, 1.73% (Liquidity Facility BNP Paribas SA) (b)(c)	5,460	5,460
Katy Independent School District Series 2004 C, 1.7% (Permanent School Fund of Texas Guaranteed), VRDN (b)	17,100	17,100
Lower Colorado River Auth. Rev. Participating VRDN Series EGL 00 4302, 1.75% (Liquidity Facility Citibank NA, New York) (b)(c)	5,880	5,880
Lower Colorado River Auth. Transmission Contract Rev. Participating VRDN Series ROC II R4530, 1.75% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(c)	1,895	1,895
Mansfield Independent School District Participating VRDN Series PA 1174, 1.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	10,080	10,080
Mesquite Independent School District Participating VRDN Series PT 2192, 1.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	6,295	6,295
Mission Consolidated Independent School District Participating VRDN Series SGA 105, 1.75% (Liquidity Facility Societe Generale) (b)(c)	6,000	6,000
North Central Health Facilities Dev. Corp. Rev. Participating VRDN Series PT 913, 1.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	4,530	4,530
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Participating VRDN Series SG 168, 1.73% (Liquidity Facility Societe Generale) (b)(c)	6,100	6,100
Nueces River Indl. Dev. Auth. Poll. Cont. Rev. Bonds (San Miguel Elec. Coop., Inc. Proj.) Series 1984, 1.52% tender 10/18/04 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	5,340	5,340
Odessa Wtr. & Swr. Rev. Participating VRDN Series EGL 01 4307, 1.75% (Liquidity Facility Citibank NA, New York) (b)(c)	2,085	2,085

	Principal Amount (000s)	Value (Note 1) (000s)
Rockwall Independent School District Participating VRDN Series MSTC 01 123, 1.8% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(c)	$ 4,000	$ 4,000
San Antonio Elec. & Gas Systems Rev.:
Participating VRDN:
Series PT 1977, 1.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	7,335	7,335
Series SG 105, 1.73% (Liquidity Facility Societe Generale) (b)(c)	44,800	44,800
1.73% (Liquidity Facility Bank of America NA), VRDN (b)	54,900	54,900
San Antonio Hotel Occupancy Tax Rev. Participating VRDN Series SG 51, 1.73% (Liquidity Facility Societe Generale) (b)(c)	6,250	6,250
San Antonio Independent School District:
Bonds Series AAB 01 28, 1.75%, tender 10/7/04 (Liquidity Facility ABN-AMRO Bank NV) (b)(c)	3,400	3,400
Participating VRDN Series PT 1600, 1.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	12,170	12,170
San Antonio Wtr. Sys. Rev. Participating VRDN:
Series Merlots 00 VV, 1.74% (Liquidity Facility Wachovia Bank NA) (b)(c)	2,300	2,300
Series MSTC 01 132, 1.8% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(c)	1,600	1,600
Schertz/Seguin Local Govt. Corp. Contract Rev. Participating VRDN Series MSTC 01 114, 1.75% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(c)	9,995	9,995
Socorro Independent School District Participating VRDN Series EGL 00 4306, 1.75% (Liquidity Facility Citibank NA, New York) (b)(c)	5,900	5,900
Texas Gen. Oblig.:
Participating VRDN:
Series LB 04 L61J, 1.75% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)	9,100	9,100
Series LB 04 L62J, 1.75% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)	8,200	8,200
Series LB 04 L66, 1.75% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)	4,700	4,700
TRAN 3% 8/31/05	78,000	78,977
Texas Wtr. Dev. Board Rev. Participating VRDN Series PT 2187, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	15,045	15,045
The Colony Wtr. & Swr. Sys. Rev. Participating VRDN Series PT 2369, 1.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	7,445	7,445
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Travis County Health Facilities Dev. Corp. Rev. Participating VRDN Series PT 677, 1.75% (Liquidity Facility Svenska Handelsbanken AB) (b)(c)	$ 4,995	$ 4,995
Tyler Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series PT 833, 1.73% (Liquidity Facility Svenska Handelsbanken AB) (b)(c)	5,620	5,620
Univ. of Texas Univ. Revs. Participating VRDN Series PT 1698, 1.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	495	495
West Harris County Reg'l. Wtr. Auth. Wtr. Sys. Rev. Participating VRDN Series SGA 148, 1.75% (Liquidity Facility Societe Generale) (b)(c)	4,000	4,000
		600,687
Utah - 0.4%
Salt Lake City Sales Tax Rev. 1.73% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	17,200	17,200
Virginia - 1.8%
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN Series PT 886, 1.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	4,300	4,300
Loudoun County Gen. Oblig. Participating VRDN Series Putters 451, 1.73% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	3,925	3,925
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.):
Series 1984:
1.25% tender 10/8/04, CP mode	2,400	2,400
1.75% tender 12/16/04, CP mode	3,000	3,000
Series 1987, 1.62% tender 10/12/04, CP mode	1,600	1,600
Norfolk Indl. Dev. Auth. Rev. (Children's Hosp. of the King's Daughters, Inc. Proj.) 1.7%, LOC Wachovia Bank NA, VRDN (b)	5,295	5,295
Peninsula Ports Auth. Health Sys. Rev. (Riverside Health Sys. Proj.) 1.73%, VRDN (b)	10,000	10,000
Univ. of Virginia Univ. Revs Participating VRDN Series MS 856, 1.73% (Liquidity Facility Morgan Stanley) (b)(c)	3,000	3,000
Upper Occoquan Swr. Auth. Reg'l. Swr. Rev. Participating VRDN Series MSTC 01 159, 1.8% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(c)	11,495	11,495
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN:
Series MS 01 721, 1.73% (Liquidity Facility Morgan Stanley) (b)(c)	5,015	5,015
Series Putters 134, 1.73% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(c)	7,400	7,400

	Principal Amount (000s)	Value (Note 1) (000s)
Virginia Commonwealth Trans. Board Trans. Rev. Participating VRDN Series MS 01 727, 1.73% (Liquidity Facility Morgan Stanley) (b)(c)	$ 3,800	$ 3,800
Virginia Pub. School Auth. Participating VRDN Series Putters 139, 1.73% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(c)	12,745	12,745
		73,975
Washington - 4.7%
Clark County School District #114, Evergreen Participating VRDN Series PT 1575, 1.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	5,150	5,150
Energy Northwest Elec. Rev. Participating VRDN:
Series PA 825, 1.74% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	6,245	6,245
Series PT 1978, 1.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	6,625	6,625
Series Putters 256, 1.73% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	4,545	4,545
Series ROC II R4524, 1.75% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(c)	5,090	5,090
Series Stars 55, 1.73% (Liquidity Facility BNP Paribas SA) (b)(c)	4,505	4,505
Everett Gen. Oblig. 1.75%, LOC Bank of America NA, VRDN (b)	2,600	2,600
Grant County Pub. Util. District #2 Elec. Rev. Participating VRDN Series PA 952, 1.74% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	10,495	10,495
King & Snohomish Counties School District #417 Northshore Participating VRDN Series PT 1789, 1.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	5,500	5,500
King County Gen. Oblig. Participating VRDN:
Series PT 2170, 1.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	8,060	8,060
Series ROC II R5036, 1.75% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(c)	1,835	1,835
King County Swr. Rev. Participating VRDN Series Merlots 00 E, 1.74% (Liquidity Facility Wachovia Bank NA) (b)(c)	1,800	1,800
Port of Tacoma Rev. Participating VRDN Series PT 2164, 1.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	7,965	7,965
Seattle Drain & Wastewtr. Rev. Participating VRDN Series PT 1604, 1.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	8,820	8,820
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series SGA 85, 1.8% (Liquidity Facility Societe Generale) (b)(c)	16,600	16,600
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Snohomish County Hsg. Auth. Hsg. Rev. (Ebey Arms Centerhouse Proj.) 1.75%, LOC Bank of America NA, VRDN (b)	$ 3,100	$ 3,100
Spokane County School District #81 Participating VRDN Series ROC II R4000, 1.75% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(c)	3,585	3,585
Tacoma Elec. Sys. Rev. Bonds Series PT 981, 1.8%, tender 6/23/05 (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)(d)	10,355	10,355
Washington Gen. Oblig. Participating VRDN:
Series EGL 00 4703, 1.75% (Liquidity Facility Citibank NA, New York) (b)(c)	14,140	14,140
Series EGL 00 4704, 1.75% (Liquidity Facility Citibank NA, New York) (b)(c)	3,065	3,065
Series EGL 00 4705, 1.75% (Liquidity Facility Citibank NA, New York) (b)(c)	8,235	8,235
Series EGL 96 4701, 1.75% (Liquidity Facility Citibank NA, New York) (b)(c)	4,015	4,015
Series MS 00 388, 1.73% (Liquidity Facility Morgan Stanley) (b)(c)	12,145	12,145
Series PT 1942, 1.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	9,510	9,510
Series PT 2095, 1.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	3,915	3,915
Series RobIns 6, 1.78% (Liquidity Facility Bank of New York, New York) (b)(c)	13,095	13,095
Washington Health Care Facilities Auth. Rev. Participating VRDN Series FRRI 02 L45J, 1.75% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)	7,045	7,045
		188,040
West Virginia - 0.2%
Cabell County Life Care Facilities Rev. (Foster Foundation Prog.) Series 1998 A, 1.79%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)	4,100	4,100
Elkins Bldg. Commission Rev. (Davis & Elkins College Proj.) 1.79%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)	4,870	4,870
		8,970
Wisconsin - 1.2%
Milwaukee County Gen. Oblig. Participating VRDN Series LB 04 L65, 1.75% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)	6,400	6,400
Oak Creek Poll. Cont. Rev. (Wisconsin Elec. Pwr. Co. Proj.) Series 1986, 1.8%, VRDN (b)	3,900	3,900

	Principal Amount (000s)	Value (Note 1) (000s)
Wisconsin Gen. Oblig. Bonds Series PT 968, 1.8%, tender 6/23/05 (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)(d)	$ 8,500	$ 8,500
Wisconsin Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series PT 917, 1.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	8,480	8,480
Series RobIns 03 A, 1.77% (Liquidity Facility Bank of New York, New York) (b)(c)	7,497	7,497
(Riverview Hosp. Assoc. Proj.) Series 2001, 1.77%, LOC U.S. Bank NA, Minnesota, VRDN (b)	7,800	7,800
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds Series 2003 E, 1.25%, tender 1/5/05 (FSA Insured) (b)	5,905	5,905
		48,482
TOTAL INVESTMENT PORTFOLIO - 98.2%	3,941,553
NET OTHER ASSETS - 1.8%	72,473
NET ASSETS - 100%	$ 4,014,026
Total Cost for Federal Income Tax Purposes	$ 3,941,553

Security Type Abbreviations
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Provides evidence of ownership in one or more underlying municipal bonds.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $80,220,000 or 2.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arapahoe County Cherry Creek School District #5 Bonds Series Merlots 04 A4, 1.45%, tender 4/27/05 (Liquidity Facility Wachovia Bank NA)	4/16/04	$ 7,020
Bessemer Med. Clinic Board Rev. Bonds Series PT 909, 1.15%, tender 3/3/05 (Liquidity Facility Danske Bank AS)	2/5/04	$ 15,840
Illinois Gen. Oblig. Bonds Series PT 974, 1.8%, tender 6/23/05 (Liquidity Facility Landesbank Hessen-Thuringen)	5/27/04	$ 12,480
Minnesota Hsg. Fin. Agcy. Bonds (Residential Hsg. Fin. Prog.) Series PT 114, 1.35%, tender 12/9/04 (Liquidity Facility Merrill Lynch & Co., Inc.)	10/3/01 - 3/26/03	$ 12,475
Mississippi Dev. Bank Spl. Oblig. Bonds Series Merlots 00 HH, 1.8%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA)	4/26/00	$ 3,100
Tacoma Elec. Sys. Rev. Bonds Series PT 981, 1.8%, tender 6/23/05 (Liquidity Facility Landesbank Hessen-Thuringen)	6/24/04	$ 10,355
Tobacco Settlement Fing. Corp. Bonds Series PT 875, 1.35%, tender 12/9/04 (Liquidity Facility Landesbank Hessen-Thuringen)	11/17/03	$ 10,450
Wisconsin Gen. Oblig. Bonds Series PT 968, 1.8%, tender 6/23/05 (Liquidity Facility Landesbank Hessen-Thuringen)	5/27/04	$ 8,500

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	September 30, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $3,941,553) - See accompanying schedule		$ 3,941,553
Cash		54,197
Receivable for investments sold		152,017
Interest receivable		11,094
Prepaid expenses		2
Receivable from investment adviser for expense reductions		136
Other receivables		79
Total assets		4,159,078

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 142,691
Distributions payable	1,451
Accrued management fee	741
Distribution fees payable	43
Other affiliated payables	106
Other payables and accrued expenses	20
Total liabilities		145,052

Net Assets		$ 4,014,026
Net Assets consist of:
Paid in capital		$ 4,013,652
Distributions in excess of net investment income		(13)
Accumulated undistributed net realized gain (loss) on investments		387
Net Assets		$ 4,014,026

Calculation of Maximum Offering Price Class I: Net Asset Value, offering price and redemption price per share ($3,752,975 ÷ 3,751,599 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($95,692 ÷ 95,666 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($130,845 ÷ 130,789 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($34,514 ÷ 34,484 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Six months ended September 30, 2004 (Unaudited)

Investment Income
Interest		$ 26,272

Expenses
Management fee	$ 4,558
Transfer agent fees	335
Distribution fees	324
Accounting fees and expenses	209
Non-interested trustees' compensation	12
Custodian fees and expenses	40
Registration fees	71
Audit	25
Legal	5
Miscellaneous	20
Total expenses before reductions	5,599
Expense reductions	(992)	4,607
Net investment income		21,665
Net realized gain (loss) on investment securities		320
Net increase in net assets resulting from operations		$ 21,985

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2004 (Unaudited)	Year ended March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 21,665	$ 35,387
Net realized gain (loss)	320	1,615
Net increase in net assets resulting from operations	21,985	37,002
Distributions to shareholders from net investment income	(21,678)	(35,387)
Distributions to shareholders from net realized gain	(689)	(396)
Total distributions	(22,367)	(35,783)
Share transactions - net increase (decrease)	(473,269)	868,064
Total increase (decrease) in net assets	(473,651)	869,283

Net Assets
Beginning of period	4,487,677	3,618,394
End of period (including distributions in excess of net investment income of $13 and $0, respectively)	$ 4,014,026	$ 4,487,677

Financial Highlights - Class I

	Six months ended September 30, 2004	Years ended March 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.005	.009	.013	.022	.039	.033
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	.005	.009	.013	.022	.039	.033
Distributions from net investment income	(.005)	(.009)	(.013)	(.022)	(.039)	(.033)
Distributions from net realized gain	- E	- E	-	-	-	-
Total distributions	(.005)	(.009)	(.013)	(.022)	(.039)	(.033)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.50%	.89%	1.30%	2.22%	4.02%	3.38%
Ratios to Average Net Assets D
Expenses before expense reductions	.23% A	.23%	.24%	.23%	.25%	.25%
Expenses net of voluntary waivers, if any	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.19% A	.19%	.19%	.18%	.19%	.20%
Net investment income	.96% A	.88%	1.28%	2.10%	3.93%	3.32%
Supplemental Data
Net assets, end of period (in millions)	$ 3,753	$ 4,044	$ 3,337	$ 2,753	$ 1,852	$ 1,825

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class II

	Six months ended September 30, 2004	Years ended March 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.004	.007	.011	.020	.038	.032
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	.004	.007	.011	.020	.038	.032
Distributions from net investment income	(.004)	(.007)	(.011)	(.020)	(.038)	(.032)
Distributions from net realized gain	- E	- E	-	-	-	-
Total distributions	(.004)	(.007)	(.011)	(.020)	(.038)	(.032)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.43%	.74%	1.15%	2.07%	3.86%	3.22%
Ratios to Average Net Assets D
Expenses before expense reductions	.38% A	.38%	.39%	.38%	.40%	.40%
Expenses net of voluntary waivers, if any	.35% A	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.34% A	.34%	.34%	.33%	.34%	.35%
Net investment income	.81% A	.73%	1.13%	2.00%	3.82%	3.13%
Supplemental Data
Net assets, end of period (in millions)	$ 96	$ 220	$ 55	$ 44	$ 16	$ 26

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

Financial Highlights - Class III

	Six months ended September 30, 2004	Years ended March 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.004	.006	.010	.019	.037	.031
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	.004	.006	.010	.019	.037	.031
Distributions from net investment income	(.004)	(.006)	(.010)	(.019)	(.037)	(.031)
Distributions from net realized gain	- E	- E	-	-	-	-
Total distributions	(.004)	(.006)	(.010)	(.019)	(.037)	(.031)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.38%	.64%	1.05%	1.96%	3.76%	3.12%
Ratios to Average Net Assets D
Expenses before expense reductions	.48% A	.48%	.49%	.48%	.50%	.50%
Expenses net of voluntary waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.44% A	.44%	.44%	.43%	.44%	.45%
Net investment income	.71% A	.63%	1.02%	1.87%	3.64%	3.14%
Supplemental Data
Net assets, end of period (in millions)	$ 131	$ 162	$ 123	$ 113	$ 84	$ 218

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Select Class

	Six months ended September 30, 2004	Years ended March 31,
	(Unaudited)	2004	2003	2002D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.005	.008	.012	.003
Net realized and unrealized gain (loss) F	-	-	-	-
Total from investment operations	.005	.008	.012	.003
Distributions from net investment income	(.005)	(.008)	(.012)	(.003)
Distributions from net realized gain	- F	- F	-	-
Total distributions	(.005)	(.008)	(.012)	(.003)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.48%	.84%	1.24%	.26%
Ratios to Average Net Assets E
Expenses before expense reductions	.28% A	.28%	.29%	.28% A
Expenses net of voluntary waivers, if any	.25% A	.25%	.25%	.25% A
Expenses net of all reductions	.24% A	.24%	.24%	.23% A
Net investment income	.91% A	.83%	1.23%	1.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,514	$ 61,925	$ 103,950	$ 100

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period January 17, 2002 (commencement of sale of shares) to March 31, 2002.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended September 30, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio and Tax-Exempt Portfolio (the funds) are funds of Colchester Street Trust (the trust). Each fund is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Each fund offers Class I, Class II, Class III and Select Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of each fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain funds, non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each applicable fund or are invested in a cross-section of other Fidelity money market funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period. The Tax-Exempt Portfolio purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. Certain funds may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations, corporate obligations and mortgage loan obligations which may be below investment-grade quality, and equity securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund's Schedule of Investments.

Note Purchase Agreements. Tax-Exempt Portfolio, together with other affiliated funds, has entered into an agreement representing a commitment to purchase specific notes prior to their issuance. Based on the terms of the agreement, Tax Exempt Portfolio is committed to purchase up to $7,400 worth of notes with a fixed coupon of 1.95%, maturing on August 31, 2005.

Payment for the notes is not required and interest does not accrue until their delivery date. The obligation of the fund to purchase these notes is subject to conditions of no material adverse changes in the credit quality of the issuer. The issuer can submit a request to purchase up to the maximum principal amount of the note or less. The fund does not record a portfolio holding or any entries to its records until the notes are purchased. The notes are subject to market value fluctuations and there is risk the securities will not be issued as anticipated. The fund has identified securities as segregated with a value at least equal to the amount of the commitment.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment management related services for which the funds pay a monthly management fee that is based on an annual rate of .20% of average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate Distribution and Service Plans for Class II, Class III and Select Class shares. Class II, Class III and Select Class of each fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Service fee based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the funds and providing shareholder support services. For the period, the Service fee rates were as follows:

Class II	.15%
Class III	.25%
Select Class	.05%

The following amounts were paid to and retained by FDC:

	Paid to FDC	Retained by FDC
Treasury Only Portfolio: Class II	$ 110	$ 1
Class III	154	-
Select Class	3	-
	$ 267	$ 1
Treasury Portfolio: Class II	$ 200	$ -
Class III	4,742	8
Select Class	22	-
	$ 4,964	$ 8
Government Portfolio: Class II	$ 597	$ 1
Class III	1,296	62
Select Class	8	-
	$ 1,901	$ 63
Prime Money Market Portfolio: Class II	$ 242	$ 4
Class III	1,151	10
Select Class	25	-
	$ 1,418	$ 14

Semiannual Report

3. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

	Paid to FDC	Retained by FDC
Money Market Portfolio: Class II	$ 179	$ 2
Class III	932	12
Select Class	19	1
	$ 1,130	$ 15
Tax-Exempt Portfolio: Class II	$ 141	$ -
Class III	170	-
Select Class	13	-
	$ 324	$ -

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for the funds except for Tax-Exempt Portfolio. Citibank, N.A. (Citibank) is the custodian, transfer and shareholder servicing agent for Tax-Exempt Portfolio. Citibank has entered into a sub-arrangement with FIIOC to perform the activities associated with the transfer and shareholder servicing agent functions for Tax-Exempt Portfolio. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. Each class pays a transfer agent fee equal to an annual rate of ..015% of their month end net assets. For the period the total transfer agent fees paid by each class to FIIOC were as follows.

Treasury Only Portfolio - Class I	$ 74
Treasury Only Portfolio - Class II	11
Treasury Only Portfolio - Class III	11
Treasury Only Portfolio - Select Class	1
$ 97
Treasury Portfolio - Class I	$ 366
Treasury Portfolio - Class II	21
Treasury Portfolio - Class III	303
Treasury Portfolio - Select Class	8
$ 698
Government Portfolio - Class I	$ 461
Government Portfolio - Class II	66
Government Portfolio - Class III	78
Government Portfolio - Select Class	2
$ 607
Prime Money Market Portfolio - Class I	$ 493
Prime Money Market Portfolio - Class II	26
Prime Money Market Portfolio - Class III	93
Prime Money Market Portfolio - Select Class	8
$ 620
Money Market Portfolio - Class I	$ 1,461
Money Market Portfolio - Class II	20
Money Market Portfolio - Class III	79
Money Market Portfolio - Select Class	9
$ 1,569
Tax-Exempt Portfolio - Class I	$ 309
Tax-Exempt Portfolio - Class II	14
Tax-Exempt Portfolio - Class III	9
Tax-Exempt Portfolio - Select Class	3
$ 335

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the accounting records for the funds except for Tax-Exempt Portfolio. Citibank has entered into a sub-arrangement with FSC to maintain Tax-Exempt Portfolio's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Tax-Exempt Portfolio	$ 511

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Earned (included in interest income)	Interest Expense
Prime Money Market Portfolio	Lender	$ 4,972	1.32%	$ 2	-
Money Market Portfolio	Lender	9,991	1.16	1	-

4. Expense Reductions.

FMR agreed to reimburse certain funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Treasury Only Portfolio
Class I	.20%	$ 183
Class II	.35%	29
Class III	.45%	25
Select Class	.25%	2
Treasury Portfolio
Class I	.20%	$ 652
Class II	.35%	36
Class III	.45%	528
Select Class	.25%	14
Government Portfolio
Class I	.20%	$ 841
Class II	.35%	117
Class III	.45%	142
Select Class	.25%	4
Prime Money Market Portfolio
Class I	.20%	$ 936
Class II	.35%	51
Class III	.45%	162
Select Class	.25%	15

Semiannual Report

4. Expense Reductions - continued

	Expense Limitations	Reimbursement from adviser
Money Market Portfolio
Class I	.18%	$ 4,373
Class II	.33%	58
Class III	.43%	206
Select Class	.23%	21
Tax-Exempt Portfolio
Class I	.20%	$ 672
Class II	.35%	30
Class III	.45%	22
Select Class	.25%	7

In addition, through arrangements with each applicable fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction

Treasury Only Portfolio	$ 1		-
Government Portfolio	1		-
Money Market Portfolio	1		-
Tax-Exempt Portfolio	40		$ 129
Class I		$ 86
Class II		4
Class III		1
Select Class		1

5. Other Information.

At the end of the period, FMR or its affiliates and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares of the following funds:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
Treasury Portfolio	-	2	46%
Government Portfolio	-	1	10%
Prime Money Market Portfolio	-	1	20%
Money Market Portfolio	29%	-	-

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2004	Year ended March 31, 2004
From net investment income
Treasury Only Portfolio - Class I	$ 4,391	$ 9,845
Treasury Only Portfolio - Class II	626	1,253
Treasury Only Portfolio - Class III	455	805
Treasury Only Portfolio - Select Class	59	75
Total	$ 5,531	$ 11,978
Treasury Portfolio - Class I	$ 23,885	$ 43,936
Treasury Portfolio - Class II	1,174	1,654
Treasury Portfolio - Class III	15,001	25,579
Treasury Portfolio - Select Class	434	156
Total	$ 40,494	$ 71,325

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Distributions to Shareholders - continued

	Six months ended September 30, 2004	Year ended March 31, 2004
Government Portfolio - Class I	$ 32,141	$ 63,371
Government Portfolio - Class II	3,765	5,983
Government Portfolio - Class III	4,358	7,479
Government Portfolio - Select Class	174	1,469
Total	$ 40,438	$ 78,302
Prime Money Market Portfolio - Class I	$ 35,587	$ 53,990
Prime Money Market Portfolio - Class II	1,572	1,362
Prime Money Market Portfolio - Class III	4,182	7,471
Prime Money Market Portfolio - Select Class	548	1,978
Total	$ 41,889	$ 64,801
Money Market Portfolio - Class I	$ 111,496	$ 176,846
Money Market Portfolio - Class II	1,195	1,925
Money Market Portfolio - Class III	3,830	3,140
Money Market Portfolio - Select Class	417	212
Total	$ 116,938	$ 182,123
Tax-Exempt Portfolio - Class I	$ 20,213	$ 32,702
Tax-Exempt Portfolio - Class II	746	1,115
Tax-Exempt Portfolio - Class III	488	1,037
Tax-Exempt Portfolio - Select Class	231	533
Total	$ 21,678	$ 35,387
From net realized gain
Tax-Exempt Portfolio - Class I	$ 632	$ 361
Tax-Exempt Portfolio - Class II	30	13
Tax-Exempt Portfolio - Class III	21	14
Tax-Exempt Portfolio - Select Class	6	8
Total	$ 689	$ 396

7. Share Transactions.

Transactions for each class of shares were as follows:

	Six months ended September 30, 2004	Year ended March 31, 2004
Treasury Only Portfolio - Class I Shares sold	998,567	3,357,008
Reinvestment of distributions	1,738	3,670
Shares redeemed	(1,179,652)	(3,553,970)
Net increase (decrease)	(179,347)	(193,292)
Treasury Only Portfolio - Class II Shares sold	506,929	958,587
Reinvestment of distributions	443	850
Shares redeemed	(483,627)	(1,065,716)
Net increase (decrease)	23,745	(106,279)
Treasury Only Portfolio - Class III Shares sold	347,262	446,145
Reinvestment of distributions	264	461
Shares redeemed	(383,708)	(455,061)
Net increase (decrease)	(36,182)	(8,455)
Treasury Only Portfolio - Select Class Shares sold	13,964	46,258
Reinvestment of distributions	60	74
Shares redeemed	(5,188)	(54,840)
Net increase (decrease)	8,836	(8,508)

Semiannual Report

7. Share Transactions - continued

	Six months ended September 30, 2004	Year ended March 31, 2004
Treasury Portfolio - Class I Shares sold	28,238,707	63,746,352
Reinvestment of distributions	10,041	15,475
Shares redeemed	(28,478,562)	(64,276,612)
Net increase (decrease)	(229,814)	(514,785)
Treasury Portfolio - Class II Shares sold	1,210,972	3,134,372
Reinvestment of distributions	414	347
Shares redeemed	(1,257,450)	(3,177,425)
Net increase (decrease)	(46,064)	(42,706)
Treasury Portfolio - Class III Shares sold	6,894,326	17,166,344
Reinvestment of distributions	3,953	5,160
Shares redeemed	(7,199,313)	(16,977,667)
Net increase (decrease)	(301,034)	193,837
Treasury Portfolio - Select Class Shares sold	340,625	212,174
Reinvestment of distributions	16	60
Shares redeemed	(361,822)	(113,037)
Net increase (decrease)	(21,181)	99,197
Government Portfolio - Class I Shares sold	22,487,407	41,770,328
Reinvestment of distributions	18,402	34,155
Shares redeemed	(22,197,538)	(43,708,859)
Net increase (decrease)	308,271	(1,904,376)
Government Portfolio - Class II Shares sold	2,600,128	7,418,034
Reinvestment of distributions	2,545	3,311
Shares redeemed	(2,846,460)	(7,479,716)
Net increase (decrease)	(243,787)	(58,371)
Government Portfolio - Class III Shares sold	2,382,213	5,264,187
Reinvestment of distributions	1,490	2,444
Shares redeemed	(2,853,539)	(5,023,922)
Net increase (decrease)	(469,836)	242,709
Government Portfolio - Select Class Shares sold	49,827	883,213
Reinvestment of distributions	47	28
Shares redeemed	(59,907)	(1,116,951)
Net increase (decrease)	(10,033)	(233,710)
Prime Money Market Portfolio - Class I Shares sold	32,878,965	64,210,612
Reinvestment of distributions	20,391	33,909
Shares redeemed	(32,849,747)	(62,525,414)
Net increase (decrease)	49,609	1,719,107
Prime Money Market Portfolio - Class II Shares sold	1,876,008	1,405,205
Reinvestment of distributions	1,402	1,162
Shares redeemed	(1,735,710)	(1,418,970)
Net increase (decrease)	141,700	(12,603)
Prime Money Market Portfolio - Class III Shares sold	5,861,344	8,854,461
Reinvestment of distributions	3,325	6,271
Shares redeemed	(5,738,823)	(9,150,244)
Net increase (decrease)	125,846	(289,512)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Share Transactions - continued

	Six months ended September 30, 2004	Year ended March 31, 2004
Prime Money Market Portfolio - Select Class Shares sold	243,409	3,088,724
Reinvestment of distributions	271	565
Shares redeemed	(261,153)	(3,109,490)
Net increase (decrease)	(17,473)	(20,201)
Money Market Portfolio - Class I Shares sold	51,214,626	108,883,751
Reinvestment of distributions	68,956	116,413
Shares redeemed	(53,585,762)	(106,483,468)
Net increase (decrease)	(2,302,180)	2,516,696
Money Market Portfolio - Class II Shares sold	1,550,657	3,830,016
Reinvestment of distributions	1,056	1,726
Shares redeemed	(1,601,943)	(3,777,422)
Net increase (decrease)	(50,230)	54,320
Money Market Portfolio - Class III Shares sold	3,782,323	2,389,588
Reinvestment of distributions	1,777	2,664
Shares redeemed	(2,211,715)	(2,374,949)
Net increase (decrease)	1,572,385	17,303
Money Market Portfolio - Select Class Shares sold	1,653,640	835,954
Reinvestment of distributions	244	61
Shares redeemed	(1,687,985)	(698,784)
Net increase (decrease)	(34,101)	137,231
Tax-Exempt Portfolio - Class I Shares sold	8,961,681	18,403,664
Reinvestment of distributions	13,112	18,474
Shares redeemed	(9,265,072)	(17,716,244)
Net increase (decrease)	(290,279)	705,894
Tax-Exempt Portfolio - Class II Shares sold	202,532	699,362
Reinvestment of distributions	487	649
Shares redeemed	(327,115)	(535,058)
Net increase (decrease)	(124,096)	164,953
Tax-Exempt Portfolio - Class III Shares sold	293,803	1,058,814
Reinvestment of distributions	349	708
Shares redeemed	(325,637)	(1,020,262)
Net increase (decrease)	(31,485)	39,260
Tax-Exempt Portfolio - Select Class Shares sold	470,732	426,189
Reinvestment of distributions	115	518
Shares redeemed	(498,256)	(468,750)
Net increase (decrease)	(27,409)	(42,043)

Semiannual Report

Semiannual Report

Investment Advisor

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisor

Fidelity Investments Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
Treasury Only Portfolio, Treasury Portfolio,
Government Portfolio, Prime Money Market Portfolio
and Money Market Portfolio
Citibank, N.A.
New York, NY
Tax-Exempt Portfolio

Custodians

The Bank of New York
New York, NY
Treasury Only Portfolio, Treasury Portfolio,
Government Portfolio, Prime Money Market Portfolio
and Money Market Portfolio
Citibank, N.A.
New York, NY
Tax-Exempt Portfolio

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

FIMM-SANN-1104 387790
1.537280.107

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Colchester Street Trust's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Colchester Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Colchester Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 12, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 12, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	November 12, 2004